UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    WASHINGTON, D.C. 20549
			   --------
			   FORM N-Q
			   --------

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT
                     INVESTMENT COMPANIESUNITED STATES

    INVESTMENT COMPANY ACT FILE NUMBERS 811-3690; 811-5690; 811-2923;
			811-4927; 811-4623; 811--3843

FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
FIRST INVESTORS SERIES FUND
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
EXECUTIVE INVESTORS TRUST
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2005

DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2005

Item 1.  Schedule of Investments

		The Quarterly Schedule of Portfolio Holdings follows


Portfolio of Investments (unaudited)
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------
 Principal                                                                                Interest
    Amount   Security                                                                         Rate+             Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL INVESTMENTS--102.0%
             Alabama--3.6%
     $500M   Mobile Industrial Dev. Board Facs. Rev. Bonds, VR,
                (CO; Kimberly-Clark Corp.)                                                   2.74%            $500,000
----------------------------------------------------------------------------------------------------------------------------------
             Alaska--2.0%
      285M   Anchorage Alaska GO Bonds, 10/1/2005 (FGIC Ins.)                                2.53              285,000
----------------------------------------------------------------------------------------------------------------------------------
             Arizona--2.2%
      300M   Casa Grande Industrial Dev. Auth. Multi-Family Hsg. Rev. Bonds, VR,
                (Fannie Mae Liquidity Fac.)                                                  2.78              300,000
----------------------------------------------------------------------------------------------------------------------------------
             Arkansas--2.1%
      290M   University of Arkansas Rev. Bonds (Fayetteville), 11/1/2005
                (FGIC Ins.)                                                                  2.25              290,180
----------------------------------------------------------------------------------------------------------------------------------
             Colorado--8.6%
      700M   Colorado Hsg. & Fin. Auth. Rev. Bonds, VR,
                (Fannie Mae Collateral Agreement)                                            2.75              700,000
      500M   University of Colorado Hospital Auth. Rev. Bonds, VR,
                (LOC; Citibank)                                                              2.75              500,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,200,000
----------------------------------------------------------------------------------------------------------------------------------
             District of Columbia--2.3%
      315M   District of Columbia Rev. Bonds Catholic Univ. of America,
                10/1/2005 (AMBAC Ins.)                                                       1.67              315,000
----------------------------------------------------------------------------------------------------------------------------------
             Florida--17.3%
      200M   Dade County Water & Sewer Sys. Rev. Bonds,
                10/1/2005 (FGIC Ins.)                                                        2.56              200,000
      500M   Florida State Board of Ed. Capital Outlay GO Bonds,
                6/1/2006* (U.S. Govt. Securities)                                            2.56              512,907
      600M   Greater Orlando Aviation Auth. Rev. Bonds Orlando Airport Facs Rev,
                10/1/2005 (MBIA Ins.)                                                        2.50              600,000
      600M   Hillsborough County Aviation Auth. Rev. Bonds, VR,
                (LOC; General Electric Capital Corp.)                                        2.82              600,000
      500M   Jacksonville Health Facs. Auth. Rev. Bonds Municipal Commercial
                Paper, 11/10/2005 (LOC; Bank of America)                                     2.70              500,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,412,907
----------------------------------------------------------------------------------------------------------------------------------
             Georgia--9.0%
      400M   Fulton County Hsg. Auth. Multi-Family Hsg. Rev. Bonds, VR,
                (LOC; Fannie Mae)                                                            2.75              400,000
      650M   Roswell Housing Auth. Multi-Family Rev. Bonds, VR,
                (Fannie Mae Liquidity Fac.)                                                  2.75              650,000
      200M   Whitfield County Residential Care Facs. Auth. Rev. Bonds, VR,
                (LOC; Wachovia Bank)                                                         2.75              200,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,250,000
----------------------------------------------------------------------------------------------------------------------------------
             Iowa--1.4%
      200M   Iowa State Vision Special Rev. Bonds, 2/15/2006 (MBIA Ins.)                     2.40              201,913
----------------------------------------------------------------------------------------------------------------------------------
             Kentucky--7.2%
      600M   Fort Mitchell League of Cities Lease Rev. Bonds,
                VR, (LOC; U.S. Bank, NA)                                                     2.77              600,000
      400M   Newport League of Cities Lease Rev. Bonds, VR,
                (LOC; U.S. Bank, NA)                                                         2.77              400,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,000,000
----------------------------------------------------------------------------------------------------------------------------------
             Massachusetts--1.8%
      250M   Massachusetts Bay Transportation Auth. Rev. Bonds,
                3/1/2006* (U.S. Govt. Securities)                                            2.73              255,454
----------------------------------------------------------------------------------------------------------------------------------
             Mississippi--1.8%
      250M   Harrison County Pollution Control Rev. Bonds, VR,
                (CO; E.I. DuPont De Nemours)                                                 2.82              250,000
----------------------------------------------------------------------------------------------------------------------------------
             New Jersey--10.4%
      500M   Jersey City GO Bonds, 10/1/2005 (AMBAC Ins.)                                    2.46              500,000
      700M   New Jersey Health Care Facs. Fin. Auth. Rev. Bonds, VR,
                (LOC; JPMorgan Chase & Co.)                                                  2.72              700,000
      250M   New Jersey State GO Bonds, 5/1/2006 (U.S. Govt. Securities)                     2.80              253,155
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,453,155
----------------------------------------------------------------------------------------------------------------------------------
             New York--1.1%
      150M   Triborough Bridge & Tunnel Auth. General Purpose Rev. Bonds,
                1/1/2006 (U.S. Govt. Securities)                                             2.04              151,392
----------------------------------------------------------------------------------------------------------------------------------
             Ohio--7.7%
      600M   Lucas County Facs. Improvement Rev. Bonds, VR,
                (LOC; Fifth Third Bank)                                                      2.75              600,000
      468M   Warren County Health Care Facs. Rev. Bonds, VR,
                (LOC; Fifth Third Bank)                                                      2.82              468,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,068,000
----------------------------------------------------------------------------------------------------------------------------------
             Pennsylvania--4.1%
      275M   Cumberland Valley School District GO Bonds, 11/15/2005
                (FSA Ins.)                                                                   2.68              275,101
      300M   Delaware County Industrial Dev. Auth. Airport Facs. Rev., VR,
                (CO; United Parcel Service, Inc.)                                            2.87              300,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               575,101
----------------------------------------------------------------------------------------------------------------------------------
             Rhode Island--4.0%
      250M   Rhode Island Ref. Bd. Auth. State Pub. Projects Rev. Bonds,
                2/1/2006 (AMBAC Ins.)                                                        2.55              252,021
      300M   Rhode Island State Hlth. & Ed. Building Corp. Rev. Bonds,
                VR. (LOC; Bank of New York)                                                  2.66              300,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               552,021
----------------------------------------------------------------------------------------------------------------------------------
             Tennessee--1.8%
      250M   Oak Ridge Electric Sys. Rev. Bonds, 6/1/2006 (AMBAC Ins.)                       2.90              250,158
----------------------------------------------------------------------------------------------------------------------------------
             Texas--2.0%
      285M   Tarrant County Housing Rev. Bonds, VR,
                (Fannie Mae Collateral Agreement)                                            2.75              285,000
----------------------------------------------------------------------------------------------------------------------------------
             Virginia--2.9%
      400M   Alexandria Industrial Dev. Auth. Rev. Bonds, VR,
                (LOC; Bank of America)                                                       2.75              400,000
----------------------------------------------------------------------------------------------------------------------------------
             Washington--4.4%
      200M   Lake Tapps Parkway Properties Special Rev. Bonds, VR,
                (LOC; U.S. Bank, NA)                                                         2.79              200,000
      250M   Seattle Housing Auth. Rev. Bonds Pioneer Human Svcs. Proj., VR,
                (LOC; U.S. Bank, NA)                                                         2.78              250,000
      165M   Snohomish County School District No. 6 GO Bonds,
                12/1/2005 (FGIC Ins.)                                                        2.12              165,238
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               615,238
----------------------------------------------------------------------------------------------------------------------------------
             Wisconsin--4.3%
      600M   Wisconsin State Health & Educ. Facs. Auth. Rev. Bonds, VR,
                (LOC; JPMorgan Chase & Co.)                                                  2.73              600,000
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $14,210,519)++                                   102.0%          14,210,519
Excess of Liabilities Over Other Assets                                                      (2.0)            (272,221)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                  100.0%         $13,938,298
==================================================================================================================================

 + The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the
   Fund.  Interest rates on variable rate securities are adjusted periodically and the rates shown are the rates that were in effect at September 30, 2005.  The variable rate bonds are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.


++ Aggregate cost for federal income tax purposes is the same.



Portfolio of Investments (unaudited)
FIRST INVESTORS INSURED INTERMEDIATE TAX EXEMPT FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------
 Principal
    Amount   Security                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--97.2%
             Alabama--6.4%
   $1,000M   Birmingham Series "A" 5 1/2% 4/1/2013                                                          $1,112,500
    1,070M   Elmore Cnty. Ltd. Oblig. Sch. Wts. 5% 2/1/2011                                                  1,150,250
    1,555M   Oxford GO Wts. Series "A" 5% 5/1/2011                                                           1,675,512
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,938,262
----------------------------------------------------------------------------------------------------------------------------------
             Arizona--1.7%
    1,000M   Univ. of Arizona COP Series "A" 5 1/4% 6/1/2009                                                 1,067,500
----------------------------------------------------------------------------------------------------------------------------------
             California--7.6%
             California State Dept. Wtr. & Pwr. Rev. Series "A":
    1,000M      5 1/4% 5/1/2010                                                                              1,086,250
    1,000M      5 3/8% 5/1/2018                                                                              1,097,500
    1,240M   Los Angeles Wtr. & Pwr. Rev. Series "A" 5 1/4% 7/1/2018                                         1,333,000
    1,000M   Southwestern Cmnty. College GO Series "B" 5 1/4% 8/1/2013                                       1,115,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             4,631,750
----------------------------------------------------------------------------------------------------------------------------------
             District of Columbia--1.7%
    1,000M   District of Columbia COP 5 1/4% 1/1/2010                                                        1,068,750
----------------------------------------------------------------------------------------------------------------------------------
             Florida--5.3%
    1,000M   Polk County Transportation Rev. 5% 12/1/2010****                                                1,068,750
    2,000M   Reedy Creek Impt. Dist. GO Series "B" 5% 6/1/2012                                               2,165,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,233,750
----------------------------------------------------------------------------------------------------------------------------------
             Georgia--1.7%
    1,000M   Athens Housing Auth. Lease Rev. (Univ. of Georgia-East Campus)
                4% 12/1/2009                                                                                 1,028,750
----------------------------------------------------------------------------------------------------------------------------------
             Indiana--1.9%
    1,000M   New Albany Floyd County Sch. Bldg. Corp. 5 3/4% 7/15/2012*                                      1,133,750
----------------------------------------------------------------------------------------------------------------------------------
             Kentucky--1.7%
    1,000M   Kentucky Asset/Liability Community Gen. Fund Rev. Series "A"
                5% 7/15/2009                                                                                 1,063,750
----------------------------------------------------------------------------------------------------------------------------------
             Louisiana--.5%
      300M   New Orleans GO 5 1/8% 12/1/2010                                                                   321,750
----------------------------------------------------------------------------------------------------------------------------------
             Michigan--10.2%
    1,035M   Detroit City School District GO Series "A" 5% 5/1/2012                                          1,122,975
    1,030M   Genesee Cnty. GO Series "A" 5% 5/1/2013                                                         1,121,412
    1,405M   Madison Dist. Pub. Schs. GO 5% 5/1/2012                                                         1,524,425
    2,300M   Rochester Cmnty. School District GO 5% 5/1/2013                                                 2,504,125
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             6,272,937
----------------------------------------------------------------------------------------------------------------------------------
             Minnesota--1.8%
    1,035M   Bloomington Ind. School District GO #271, 5% 2/1/2016                                           1,115,212
----------------------------------------------------------------------------------------------------------------------------------
             Mississippi--3.5%
    1,000M   Gulfport GO 5% 3/1/2010                                                                         1,067,500
    1,000M   Jackson Pub. Sch. Dist. GO 5% 10/1/2013                                                         1,090,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,157,500
----------------------------------------------------------------------------------------------------------------------------------
             New Jersey--11.1%
    1,000M   Jersey City School Improvement Series "B"  5% 3/1/2010                                          1,071,250
             New Jersey Economic Dev. Auth. Revenue:
      945M      School Facs. Series "C" 5% 6/15/2011                                                         1,019,418
    3,325M      School Facs. Series "F" 5% 6/15/2011                                                         3,586,844
    1,015M   Pleasantville School District 5% 2/15/2014                                                      1,108,888
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             6,786,400
----------------------------------------------------------------------------------------------------------------------------------
             New York--5.9%
             New York City General Obligations:
      150M      5 1/2% 8/1/2012                                                                                166,313
    2,225M      5 1/8% 6/1/2018                                                                              2,386,313
    1,000M   New York State Dorm. Auth. Rev. (Student Hsg. Corp.) 5% 7/1/2010                                1,076,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,628,876
----------------------------------------------------------------------------------------------------------------------------------
             North Carolina--1.8%
    1,040M   Buncombe Cnty. Met. Swr. Sys. Rev. 5% 7/1/2018                                                  1,123,200
----------------------------------------------------------------------------------------------------------------------------------
             Ohio--9.6%
    1,000M   Bowling Green State Univ. Rev. 5% 6/1/2012                                                      1,086,250
             Ohio State Bldg. Auth. Facilities Revenue:
    3,445M     Admin. Bldg. 5% 4/1/2012                                                                      3,724,906
    1,000M     Adult Correction Facs. 5 1/2% 10/1/2008                                                       1,067,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             5,878,656
----------------------------------------------------------------------------------------------------------------------------------
             Oklahoma--.4%
      250M   Grady County Indl. Dev. Auth. Rev. 5 3/8% 11/1/2009                                               259,063
----------------------------------------------------------------------------------------------------------------------------------
             Oregon--8.8%
    1,000M   Deschutes County Admin. School District #1 GO 5% 6/15/2013                                      1,090,000
    1,000M   Jackson County School District #9 (Eagle Point) GO
                4% 6/15/2012                                                                                 1,027,500
    2,030M   Umatilla County School District #8R (Hermiston) GO 5% 6/15/2011                                 2,194,938
    1,000M   Yamhill County School District #29J (Newberg) GO 5% 6/15/2010                                   1,073,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             5,386,188
----------------------------------------------------------------------------------------------------------------------------------
             Pennsylvania--7.1%
    2,875M   Hatboro Horsham School District GO 5% 9/15/2011                                                 3,115,781
      150M   Philadelphia Auth. Indl. Dev. Lease Rev. 5 1/4% 10/1/2010                                         163,125
    1,000M   Philadelphia Muni. Auth. Rev. Series "B" 5 1/4% 11/15/2011                                      1,091,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             4,370,156
----------------------------------------------------------------------------------------------------------------------------------
             Virginia--5.0%
    2,835M   Virginia St. Pub. Bldg. Auth. Rev. Series "A" 5% 8/1/2016                                       3,061,800
----------------------------------------------------------------------------------------------------------------------------------
             West Virginia--1.7%
    1,000M   West Virginia State Sch. Bldg. Auth. 5% 1/1/2010                                                1,070,000
----------------------------------------------------------------------------------------------------------------------------------
             Wisconsin--1.8%
    1,000M   Wisconsin State Petroleum Ins. Fee Rev. Series "1" 5% 7/1/2011                                  1,073,750
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $59,224,053)                                                           59,671,750
----------------------------------------------------------------------------------------------------------------------------------
             SHORT-TERM TAX EXEMPT INVESTMENTS--1.5%
      900M   University of Michigan Regent Hosp. Rev.
                Adjustable Rate Note 2.82%**(cost $900,000)                                                    900,000
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $60,124,053)                                        98.7%        60,571,750
Other Assets, Less Liabilities                                                                  1.3            796,801
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                    100.0%       $61,368,551
==================================================================================================================================

                                                                              Expiration    Notional        Unrealized
Interest Rate Swap                                                                  Date      Amount      Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.338% with JPMorgan Chase Bank, N.A.                                  5/4/2010     $3,000M           $12,733
==================================================================================================================================

At September 30, 2005, the cost of municipal investments for federal income tax purposes was
$60,124,053.  Accumulated net unrealized appreciation on investments was $447,697, consisting of $496,476 gross unrealized appreciation and $48,779 gross unrealized depreciation.




Portfolio of Investments (unaudited)
FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------
 Principal
    Amount   Security                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--99.7%
             Alabama--.8%
   $5,835M   Alabama Water Pollution Control Auth. 6% 8/15/2014                                             $6,389,325
----------------------------------------------------------------------------------------------------------------------------------
             Alaska--.2%
    1,500M   Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                                           1,668,750
----------------------------------------------------------------------------------------------------------------------------------
             Arizona--1.5%
    8,550M   Arizona State Municipal Fing. Prog. COP 7.7% 8/1/2010                                           9,768,375
             Phoenix Civic Improvement Corp. Water Sys. Revenue:
    1,000M      5 1/2% 7/1/2019                                                                              1,097,500
    1,000M      5 1/2% 7/1/2020                                                                              1,095,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            11,960,875
----------------------------------------------------------------------------------------------------------------------------------
             California--6.2%
    5,500M   California State Dept. Water Resource Pwr. Supply Rev. Series "A"
                5 3/8% 5/1/2018                                                                              6,036,250
   10,000M   California State GO 5% 6/1/2027                                                                10,487,500
    2,000M   Colton Joint Unified School Dist. GO Series "A" 5 3/8% 8/1/2026                                 2,197,500
             Dublin Unified School Dist. GO Series "A":
    2,400M      5% 8/1/2027                                                                                  2,520,000
    2,600M      5% 8/1/2028                                                                                  2,726,750
   10,000M   Los Angeles Community College Dist. GO Series "A" 5 1/2% 8/1/2011*                             11,162,500
    7,485M   Riverside Cnty. Redev. Agency 5% 10/1/2033                                                      7,812,469
    5,400M   South Gate Util. Auth. Rev. ( Wtr. & Swr. Sys. Projs.)
                5% 10/1/2032                                                                                 5,616,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            48,558,969
----------------------------------------------------------------------------------------------------------------------------------
             Connecticut--2.6%
    9,890M   Connecticut State GO Series "C" 5% 4/1/2023                                                    10,495,762
    9,000M   Connecticut State Spl. Tax Oblig. Rev. Trans. Infrastructure
                6 1/8%  9/1/2012                                                                            10,248,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            20,744,512
----------------------------------------------------------------------------------------------------------------------------------
             District of Columbia--.8%
    5,000M   Washington DC GO Series "B" 6% 6/1/2021                                                         6,056,250
----------------------------------------------------------------------------------------------------------------------------------
             Florida--.2%
    1,395M   West Coast Regl. Wtr. Supply Rev. 10.4% 10/1/2010*                                              1,640,869
----------------------------------------------------------------------------------------------------------------------------------
             Georgia--11.3%
   15,000M   Atlanta Airport Rev. Series "A" 5 1/2% 1/1/2010*                                               16,462,500
             Atlanta Water & Wastewater Revenue:
    3,000M      5% 11/1/2023                                                                                 3,176,250
    9,040M      Series "A" 5 1/2% 11/1/2019                                                                 10,373,400
    2,540M   Fulton County Dev. Auth. Rev. Klaus Parking & Family Hsg. Projs.
                (Georgia Tech. Facs.) 5 1/4% 11/1/2021                                                       2,759,075
             Metropolitan Atlanta Rapid Transit Authority Sales Tax Rev.:
   20,450M      6 1/4% 7/1/2011                                                                             23,082,937
   28,305M      6% 7/1/2013                                                                                 32,763,037
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            88,617,199
----------------------------------------------------------------------------------------------------------------------------------
             Hawaii--1.6%
             Hawaii State General Obligations:
    5,500M      6% 10/1/2009                                                                                 6,070,625
    6,000M      6% 10/1/2010                                                                                 6,735,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            12,805,625
----------------------------------------------------------------------------------------------------------------------------------
             Illinois--12.6%
             Chicago Board of Education Lease Certificates of Participation Series "A":
    5,000M      6% 1/1/2016                                                                                  5,881,250
   36,200M      6% 1/1/2020                                                                                 42,670,750
             Illinois Development Fin. Auth. Revenue (Rockford School #205):
    5,000M      6.6% 2/1/2010                                                                                5,643,750
    3,000M      6.65% 2/1/2011                                                                               3,461,250
             Illinois State First Series General Obligations:
    5,250M      6 1/8% 1/1/2010*                                                                             5,847,188
    4,500M      5 1/2% 2/1/2016                                                                              4,944,375
    8,000M      5 1/2% 5/1/2017                                                                              8,690,000
   12,000M      5 1/2% 5/1/2018                                                                             13,005,000
    3,000M   Metro Pier & Exposition Auth. (McCormick Place Expansion)
                Series "B" 5 1/2% 6/15/2016                                                                  3,345,000
    4,000M   Regional Transportation Auth. 7 3/4% 6/1/2019                                                   5,335,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            98,823,563
----------------------------------------------------------------------------------------------------------------------------------
             Kansas--.3%
    2,475M   Wyandotte County Unified Sch. Dist. #500 GO 5% 9/1/2020                                         2,697,750
----------------------------------------------------------------------------------------------------------------------------------
             Louisiana--1.9%
   10,000M   Ernest N. Morial (New Orleans LA Exhibit Hall) Auth. Spl. Tax 5% 7/15/2033                     10,237,500
   10,850M   Regional Trans. Auth. Zero Coupon 12/1/2021                                                     4,977,438
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            15,214,938
----------------------------------------------------------------------------------------------------------------------------------
             Massachusetts--6.6%
   10,025M   Boston Water & Sewer Rev. 5 3/4% 11/1/2013                                                     11,090,156
    1,490M   Massachusetts Housing Finance Agy. 6% 12/1/2012                                                 1,491,654
    5,000M   Massachusetts State Dev. Fin. Auth. Rev. (Boston Univ.) 5% 10/1/2035                            5,225,000
   20,550M   Massachusetts State GO 6% 8/1/2009                                                             22,630,687
   10,375M   Massachusetts State Hlth. & Ed. Facs. Auth. Revenue
                (University of Mass.) 5% 10/1/2029                                                          10,932,656
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            51,370,153
----------------------------------------------------------------------------------------------------------------------------------
             Michigan--2.2%
   10,000M   Michigan State Environmental Protection Prog. GO 6 1/4% 11/1/2012                              11,337,500
    4,500M   Monroe County Economic Dev. Corp. (Detroit Edison Co.)
                6.95% 9/1/2022                                                                               5,956,875
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            17,294,375
----------------------------------------------------------------------------------------------------------------------------------
             Minnesota--1.7%
             Minneapolis & St. Paul Metro Airports Comm. Airport Rev. Series "C":
    3,380M      5 1/2% 1/1/2017                                                                              3,679,975
    3,315M      5 1/2% 1/1/2018                                                                              3,600,919
    5,770M      5 1/2% 1/1/2019                                                                              6,253,237
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            13,534,131
----------------------------------------------------------------------------------------------------------------------------------
             Missouri--4.1%
             Missouri State Health & Educ. Facs. Auth. Series "A" (BJC Hlth. Sys.):
    6,840M      6 3/4% 5/15/2010                                                                             7,831,800
   10,175M      6 3/4% 5/15/2011                                                                            11,879,312
   10,785M   St. Louis Airport Revenue Series "A" 5 5/8% 7/1/2011*                                          12,038,756
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            31,749,868
----------------------------------------------------------------------------------------------------------------------------------
             Nevada--4.7%
             Clark County Nevada Bond Bank General Obligations:
    8,195M      5 1/2% 6/1/2017                                                                              8,901,819
    8,645M      5 1/2% 6/1/2018                                                                              9,379,825
    6,000M   Las Vegas New Convention & Visitors Auth. Revenue 5 3/4% 7/1/2009*                              6,600,000
             Truckee Meadows Nevada Water Authority Revenue:
    6,115M      5 1/2% 7/1/2017                                                                              6,634,775
    2,605M      5 1/2% 7/1/2018                                                                              2,819,913
    2,500M      5 1/2% 7/1/2019                                                                              2,696,875
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            37,033,207
----------------------------------------------------------------------------------------------------------------------------------
             New Jersey--5.4%
    5,125M   Hudson Cnty. Impt. Auth. Lease Rev. 5% 4/1/2035                                                 5,355,625
    5,095M   Mercer Cnty. Impt. Auth. Lease Rev. 5% 8/1/2035                                                 5,330,644
    2,200M   New Jersey State Educ. Facs. Auth. Rev. Public Library PJ Grant
                5 1/2% 9/1/2018                                                                              2,442,000
   10,000M   New Jersey State Trans. Corp. COP Fed. Trans. Admin. Grants Series "A"
                5 3/4% 9/15/2009*                                                                           10,912,500
   13,500M   New Jersey State Turnpike Auth. Rev. Inverse Floater Rate 7.129% 1/1/2035***                   14,326,875
    3,500M   Passaic Cnty. Impt Auth. Lease Rev. (Preakness Healthcare Center Proj.)
                5% 5/1/2035                                                                                  3,661,875
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            42,029,519
----------------------------------------------------------------------------------------------------------------------------------
             New Mexico--1.4%
   10,000M   New Mexico Fin. Auth. State Trans. Rev. Series "A"
                5 1/4% 6/15/2021                                                                            10,862,500
----------------------------------------------------------------------------------------------------------------------------------
             New York--8.4%
             New York City General Obligations:
    5,000M      Series "C" 5 1/2% 3/15/2015                                                                  5,493,750
    3,275M      Series "G" 5 5/8% 8/1/2020                                                                   3,639,344
   22,250M   New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021                                     27,061,563
             New York State Dorm. Auth. Rev. (New York University):
    5,000M      5 7/8% 5/15/2017                                                                             5,887,500
   10,000M      Series "A" 5 3/4% 7/1/2027                                                                  11,987,500
    5,950M   New York State Housing Fin. Agy. Rev. 5 7/8% 11/1/2010                                          6,159,678
    5,000M   Suffolk County Judicial Facs. Agy. (John P. Cohalan Complex)
                5 3/4% 10/15/2013                                                                            5,493,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            65,723,085
----------------------------------------------------------------------------------------------------------------------------------
             North Carolina--3.0%
    3,030M   Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                                               3,268,612
             North Carolina Municipal Pwr. Agy. (Catawba Elec.):
    8,950M      6% 1/1/2010                                                                                  9,900,938
    8,945M      6% 1/1/2011                                                                                 10,040,762
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            23,210,312
----------------------------------------------------------------------------------------------------------------------------------
             North Dakota--1.6%
   10,500M   Mercer County Pollution Control Rev. (Basin Elec. Pwr. Coop.)
                7.2% 6/30/2013                                                                              12,429,375
----------------------------------------------------------------------------------------------------------------------------------
             Ohio--.9%
    6,000M   Jefferson County Jail Construction GO 5 3/4% 12/1/2019                                          7,080,000
----------------------------------------------------------------------------------------------------------------------------------
             Oklahoma--.8%
             Oklahoma State Ind. Dev. Auth. (Intregris Hlth. Sys.):
    2,330M      6% 8/15/2009*                                                                                2,589,212
    3,210M      6% 8/15/2017                                                                                 3,526,988
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             6,116,200
----------------------------------------------------------------------------------------------------------------------------------
             Oregon--.8%
             Portland Urban Renewal & Redev. South Park Blocks Series "A":
    2,695M      5 3/4% 6/15/2015                                                                             2,977,975
    2,630M      5 3/4% 6/15/2016                                                                             2,906,150
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             5,884,125
----------------------------------------------------------------------------------------------------------------------------------
             Pennsylvania--3.3%
    2,525M   Allegheny County Sanitation Auth. Sewer Rev. 5 1/2% 12/1/2010*                                  2,786,969
    3,000M   Moon Area School District 5% 11/15/2014*                                                        3,285,000
    4,925M   Philadelphia Housing Auth. Capital Fund Prog. Rev. Series "A"
                5 1/2% 12/1/2019                                                                             5,479,063
   12,050M   Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                                            14,038,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            25,589,282
----------------------------------------------------------------------------------------------------------------------------------
             South Dakota--.5%
    3,855M   South Dakota Hlth. & Educ. Facs. Auth. (McKennan Hosp.)
                7 5/8% 1/1/2008*                                                                             4,235,681
----------------------------------------------------------------------------------------------------------------------------------
             Tennessee--.5%
    3,500M   Memphis-Shelby County Sports Auth. Rev. (Memphis Arena Proj.)
                Series "A" 5 1/2% 11/1/2016                                                                  3,906,875
----------------------------------------------------------------------------------------------------------------------------------
             Texas--7.4%
   16,000M   Austin Utilities Systems Rev. 6% 11/15/2013                                                    18,240,000
    5,000M   Harris County Rev. Drivers Inverse Floater Rate
                7.726% 8/15/2009 (when-issued)***                                                            5,500,000
             Harris County Toll Road Sub. Liens General Obligations Series "A":
   11,065M      6 1/2% 8/15/2012                                                                            12,973,712
    7,305M      6 1/2% 8/15/2013                                                                             8,674,688
             Houston Water Conveyance System Certificates of Participation:
    4,705M      6 1/4% 12/15/2013                                                                            5,510,731
    6,035M      6 1/4% 12/15/2015                                                                            7,159,019
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            58,058,150
----------------------------------------------------------------------------------------------------------------------------------
             Utah--.3%
    1,590M   Provo Utah Electric System Rev. 10 3/8% 9/15/2015                                               2,146,500
----------------------------------------------------------------------------------------------------------------------------------
             Virginia--.4%
    3,310M   Norfolk Airport Auth. Rev. Series "A" 5% 7/1/2022                                               3,454,813
----------------------------------------------------------------------------------------------------------------------------------
             Washington--2.3%
             Snohomish County Washington Ltd. Tax General Obligations:
    7,975M      5 1/2% 12/1/2017                                                                             8,712,687
    8,410M      5 1/2% 12/1/2018                                                                             9,177,413
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            17,890,100
----------------------------------------------------------------------------------------------------------------------------------
             Wisconsin--3.4%
   12,000M   Superior Wisconsin Ltd. Oblig. Rev. (Midwest Energy)
                6.9% 8/1/2021                                                                               15,585,000
   10,745M   Wisconsin State Series "E" 5% 5/1/2025                                                         11,362,837
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            26,947,837
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $706,507,169)                                               99.7%     781,724,713
Other Assets, Less Liabilities                                                                     .3        2,781,433
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                      100.0%    $784,506,146
==================================================================================================================================

                                                                                Expiration    Notional      Unrealized
Interest Rate Swaps                                                                   Date      Amount    Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.338% with JPMorgan Chase Bank, N.A.                                    5/4/2010    $36,000M        $152,804
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.684% with Citibank, N.A.                                               8/1/2015     40,000M          62,456
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              $76,000M        $215,260
==================================================================================================================================

At September 30, 2005, the cost of municipal investments for federal income tax purposes was
$706,507,169.  Accumulated net unrealized appreciation on investments was $75,217,544, consisting of $75,365,360 gross unrealized appreciation and $147,816 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS INSURED TAX EXEMPT FUND II
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------
 Principal
    Amount   Security                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--94.1%
             Alabama--2.2%
     $250M   Coffee County Public Bldg. Auth. 6.1%  9/1/2006*                                                 $262,102
    2,195M   Elmore Cnty Ltd. Oblig. Sch. Wts. 5% 2/1/2023                                                   2,321,212
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,583,314
----------------------------------------------------------------------------------------------------------------------------------
             Alaska--1.0%
    1,000M   Alaska Intl. Airport Rev. Series "B" 5 3/4% 10/1/2015                                           1,112,500
----------------------------------------------------------------------------------------------------------------------------------
             Arizona--1.9%
    1,000M   Arizona State Trans. Bd. Hwy. Rev. 5 1/4% 7/1/2012*                                             1,102,500
    1,040M   University of Arizona COP 5% 6/1/2024                                                           1,095,900
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,198,400
----------------------------------------------------------------------------------------------------------------------------------
             California--10.1%
    3,000M   California State Dept. Water Res. Pwr. Supply Rev. Series "A"
                5 3/8% 5/1/2018                                                                              3,292,500
    5,000M   California State GO 5% 6/1/2027                                                                 5,243,750
    2,550M   Dublin Unified Sch. Dist. GO Series "A" 5% 8/1/2029                                             2,671,125
      390M   Jefferson Unified High Sch. Dist. GO (San Mateo Cnty.) 6 1/4% 2/1/2017                            471,413
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            11,678,788
----------------------------------------------------------------------------------------------------------------------------------
             Colorado--7.7%
    1,500M   Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora GO Series "A"
                5 1/8% 12/1/2021                                                                             1,612,500
    1,640M   Aspen Sales Tax Rev. Parks & Open Space
                5 1/4% 11/1/2025 (when-issued)                                                               1,775,300
    1,000M   Centennial Downs Met. Dist. GO 5% 12/1/2028                                                     1,047,500
    1,035M   Grand Cnty. Sch. Dist. #2 East Grand GO Series "B" 5% 12/1/2023                                 1,093,218
    1,000M   Lafayette Water Rev. 5 1/4% 12/1/2023                                                           1,078,750
    2,180M   Widefield Water & San. Dist. Wtr. & Swr. Rev. 5% 12/1/2022                                      2,318,975
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             8,926,243
----------------------------------------------------------------------------------------------------------------------------------
             Florida--1.8%
      335M   Cocoa Water & Sewer Rev. 5 3/4% 10/1/2007*                                                        356,356
    1,580M   Tampa Util. Tax & Spl. Rev. 5 1/4% 10/1/2021                                                    1,716,275
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,072,631
----------------------------------------------------------------------------------------------------------------------------------
             Georgia--1.9%
    1,000M   Fulton Cnty. Dev. Auth. Rev. Klaus Parking & Family Hsg. Projs.
                (Georgia Tech. Facs.) 5 1/4% 11/1/2021                                                       1,086,250
    1,000M   Georgia Municipal Association, Inc. COP (City Court Atlanta Proj.)
                5 1/8% 12/1/2021                                                                             1,068,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,155,000
----------------------------------------------------------------------------------------------------------------------------------
             Indiana--3.2%
    1,030M   Baugo School Bldg. Corp. 5 1/2% 1/15/2012*                                                      1,145,875
    1,105M   Merrillville Multi-School Building Corp. GO 5 1/2% 1/15/2012*                                   1,229,312
    1,250M   Zionsville Community Schools Bldg. Corp. GO 5 3/4% 1/15/2012*                                   1,384,375
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,759,562
----------------------------------------------------------------------------------------------------------------------------------
             Louisiana--1.7%
    1,845M   Louisiana Local Govt. Env. Facs. & Comm. 5 1/4% 10/1/2021                                       1,958,006
----------------------------------------------------------------------------------------------------------------------------------
             Massachusetts--6.4%
    1,305M   Ashland GO 5 1/4% 5/15/2021                                                                     1,435,500
    1,000M   Massachusetts State Dev. Fin. Agy. Rev. (Western New England)
                5% 9/1/2033                                                                                  1,033,750
    2,600M   Massachusetts State Health & Educ. Facs. Auth. Rev. 5% 10/1/2029                                2,739,750
    1,000M   Springfield GO 5 1/4% 1/15/2022                                                                 1,087,500
    1,000M   University Bldg. Auth. Proj. Rev. 5 1/4% 11/1/2023                                              1,083,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             7,380,250
----------------------------------------------------------------------------------------------------------------------------------
             Michigan--10.2%
    1,000M   Detroit City School Dist. GO (Sch. Bldg. & Site Impt.) 5 1/2% 5/1/2013*                         1,122,500
    1,600M   Galesburg-Augusta Cmnty. Schools GO 5% 5/1/2024                                                 1,680,000
    1,105M   Grand Rapids Cmnty. College GO 5 1/4% 5/1/2021                                                  1,190,638
    1,240M   Gull Lake Cmnty. School Dist. Sch. Bldg. & Site GO 5% 5/1/2022                                  1,317,500
    1,000M   Howell Public Schools GO Zero Coupon 5/1/2006*                                                    451,110
    1,000M   Jackson Public Schools Bldg. & Site GO 5% 5/1/2026                                              1,050,000
    1,000M   Michigan Public Pwr. Agy. Rev. (Combustion Turbine #1 Proj.)
                5 1/4% 1/1/2018                                                                              1,077,500
    3,600M   Southfield Public School Bldg. & Site Series "B" GO 5 1/8% 5/1/2021                             3,879,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            11,768,248
----------------------------------------------------------------------------------------------------------------------------------
             Missouri--1.1%
      200M   Liberty Sewer System Rev. 6.15%  2/1/2009*                                                        219,000
      310M   Springfield Pub. Bldg. Corp. Leasehold Rev. (Springfield Rec. Proj.) Series "B"
                5.85% 6/1/2014                                                                                 341,388
      250M   St. Joseph School Dist. GO (Direct Dep. Prog.) 5 3/4% 3/1/2019                                    275,312
      375M   St. Louis County Pattonville R-3 School Dist. GO (Direct Dep. Prog.)
                5 3/4% 3/1/2010*                                                                               415,781
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,251,481
----------------------------------------------------------------------------------------------------------------------------------
             Nebraska--.9%
    1,000M   Municipal Energy Agency 5 1/4% 4/1/2021                                                         1,076,250
----------------------------------------------------------------------------------------------------------------------------------
             New Hampshire--1.6%
    1,750M   Municipal Bond Bank 5% 3/15/2028                                                                1,835,312
----------------------------------------------------------------------------------------------------------------------------------
             New Jersey--4.0%
    1,000M   Hudson County COP 5% 12/1/2021                                                                  1,060,000
    2,350M   New Jersey State Educ. Facs. Auth. Rowan Univ. 5 1/8% 7/1/2021                                  2,526,250
    1,000M   Passaic Cnty. Impt. Auth. Revenue (Paterson Pkg. Deck Proj.)
                5% 4/15/2035                                                                                 1,045,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             4,631,250
----------------------------------------------------------------------------------------------------------------------------------
             New York--3.0%
             Camden Central School District General Obligations:
      725M      5 1/2% 3/15/2016                                                                               803,844
      250M      5 1/2% 3/15/2017                                                                               277,188
    2,185M   Nassau Cnty. Interim. Fin. Auth. Series "A" 5% 11/15/2022                                       2,332,488
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,413,520
----------------------------------------------------------------------------------------------------------------------------------
             Ohio--12.2%
    1,255M   Akron Sewer System Rev. 5 1/4% 12/1/2020                                                        1,358,537
    2,500M   Akron-Summit Cnty. Pub. Library GO 5% 12/1/2020                                                 2,643,750
    1,380M   Cincinnati State Tech. & Cmnty. College Gen. Receipts 5 1/4% 10/1/2020                          1,500,750
    1,000M   Fairview Park GO 5% 12/1/2025                                                                   1,056,250
    1,220M   Field Ohio Local School Dist. GO 5% 12/1/2026                                                   1,290,150
    1,870M   Lake Ohio Local School Dist. GO 5% 12/1/2025                                                    1,968,175
    1,500M   Ohio State Bldg. Auth. State Facs. 5 1/2% 4/1/2018                                              1,642,500
    2,060M   Springboro Cmnty. Sch. Dist. GO 5% 12/1/2025                                                    2,173,300
      450M   Youngstown GO 6% 12/1/2031                                                                        504,562
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            14,137,974
----------------------------------------------------------------------------------------------------------------------------------
             Oregon--3.2%
    1,000M   Columbia Gorge Cmnty. College GO 5% 6/15/2023                                                   1,062,500
    2,025M   Multnomah Cnty. School Dist. #7 (Reynolds) GO 5% 6/1/2030                                       2,078,156
      500M   Oregon State Dept. of Administrative Services COP 5.65% 5/1/2007*                                 525,625
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,666,281
----------------------------------------------------------------------------------------------------------------------------------
             Pennsylvania--6.5%
    1,350M   Bear Valley Water Rev. 5% 5/1/2036                                                              1,395,562
    2,035M   Cheltenham Township GO 5% 1/1/2025                                                              2,159,644
      525M   Erie GO 5 3/4% 5/15/2007*                                                                         548,625
    1,200M   New Castle Sanitation Auth. Swr. 5% 6/1/2027                                                    1,249,500
             State Public School Bldg. Authority Revenue:
    1,000M      Philadelphia 5 1/4% 6/1/2024                                                                 1,072,500
    1,000M      Richland 5% 11/15/2023                                                                       1,058,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             7,484,581
----------------------------------------------------------------------------------------------------------------------------------
             Puerto Rico--.8%
      895M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.  6 1/4%  7/1/2016                         912,041
----------------------------------------------------------------------------------------------------------------------------------
             South Carolina--.9%
    1,000M   Hilton Head Island Rev. 5 1/8% 12/1/2022                                                        1,071,250
----------------------------------------------------------------------------------------------------------------------------------
             Texas--8.1%
      505M   Austin Texas Utility Systems Rev. 6% 11/15/2013                                                   575,700
    5,000M   Houston Utility Systems Rev. 5 1/4% 5/15/2020                                                   5,431,250
    1,675M   Lower Colorado River Auth. 5% 5/15/2025                                                         1,744,095
    1,600M   Tyler Ind. School District GO 5% 2/15/2028                                                      1,676,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             9,427,045
----------------------------------------------------------------------------------------------------------------------------------
             Virginia--.9%
    1,000M   Richmond Public Utility Rev. 5% 1/15/2022                                                       1,067,500
----------------------------------------------------------------------------------------------------------------------------------
             Washington--1.0%
    1,090M   King County Sewer Rev. 5 1/2% 1/1/2021                                                          1,181,289
----------------------------------------------------------------------------------------------------------------------------------
             West Virginia --1.8%
    2,000M   State Wtr. Dev. Auth. Rev. 5% 11/1/2033                                                         2,080,000
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $105,313,530)                                                         108,828,716
----------------------------------------------------------------------------------------------------------------------------------
             SHORT-TERM TAX EXEMPT INVESTMENTS--5.5%
             Adjustable Rate Notes**
      300M   Idaho Hlth. Facs. Auth. Rev. 2.93%                                                                300,000
    2,500M   Illinois Hlth. Facs. Auth. Rev. 2.82%                                                           2,500,000
    3,500M   University of Michigan Regent Hosp. Rev. 2.82%                                                  3,500,000
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Tax Exempt Investments (cost $6,300,000)                                           6,300,000
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $111,613,530)                                         99.6%     115,128,716
Other Assets, Less Liabilities                                                                     .4          524,930
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                      100.0%    $115,653,646
==================================================================================================================================

                                                                              Expiration      Notional      Unrealized
Interest Rate Swaps                                                                 Date        Amount    Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.556% with Citibank, N.A.                                             8/1/2012       $2,500M          $3,198
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.684% with Citibank, N.A.                                             8/1/2015        5,000M           7,807
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               $7,500M         $11,005
==================================================================================================================================

At September 30, 2005, the cost of municipal investments for federal income tax purposes was
$111,613,530.  Accumulated net unrealized appreciation on investments was $3,515,186, consisting of $3,588,593 gross unrealized appreciation and $73,407 gross unrealized depreciation.



Portfolio of Investments (unaudited)
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------
 Principal
    Amount   Security                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--98.4%
             Education--25.2%
   $1,425M   Montgomery County Indl. Dev. Agy. Lease Rev. HFM BOCES                                         $1,496,250
                Series "A" 5% 7/1/2024
             New York State Dormitory Authority Revenue:
                City University:
    2,000M         5 3/4% 7/1/2009*                                                                          2,202,500
    3,955M         5 3/4% 7/1/2013                                                                           4,424,656
    3,000M         6% 7/1/2020                                                                               3,630,000
    2,350M      Colgate University 6% 7/1/2021                                                               2,825,875
    1,500M      Educational Facility 5 1/4% 5/15/2021                                                        1,693,125
                Fashion Institution of Technology:
    1,000M         5 1/4% 7/1/2019                                                                           1,091,250
    1,300M         5% 7/1/2029                                                                               1,365,000
                New York University:
    1,610M         6% 7/1/2018                                                                               1,925,963
    2,155M         5% 7/1/2021                                                                               2,300,463
    2,205M         5% 7/1/2022                                                                               2,342,813
    2,345M         5% 7/1/2023                                                                               2,488,631
    1,425M      NYSARC Insured Series "A" 5 1/4% 7/1/2018                                                    1,547,906
    2,715M      Rochester Institute of Technology 5 1/4% 7/1/2018                                            2,925,413
                School Districts Financing Program:
    3,550M         Series "A" 5 1/4% 4/1/2022                                                                3,869,500
    1,000M         Series "C" 5 1/4% 4/1/2021                                                                1,075,000
    1,825M         Series "C" 5% 4/1/2026                                                                    1,925,375
                Special Act School Districts Program:
    1,375M         6% 7/1/2012                                                                               1,519,375
    1,460M         6% 7/1/2013                                                                               1,607,825
                State Dormitory Facilities Series "A":
    1,085M         5% 7/1/2020                                                                               1,150,100
    1,685M         5% 7/1/2021                                                                               1,781,887
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            45,188,907
----------------------------------------------------------------------------------------------------------------------------------
             General Obligations--31.3%
             Buffalo:
    1,040M      General Improvement Series "D" 6% 12/1/2013                                                  1,163,500
                School District Series "B":
    1,130M         5 3/8% 11/15/2016                                                                         1,238,762
    2,360M         5 3/8% 11/15/2017                                                                         2,584,200
    2,620M         5 3/8% 11/15/2019                                                                         2,865,625
    1,000M      School District Series "D" 5 1/2% 12/15/2015                                                 1,097,500
    1,000M   Central Square Central School Dist. 5% 5/15/2017                                                1,075,000
             Eastport South Manor Central School District:
    1,250M      5% 6/15/2016                                                                                 1,346,875
    1,315M      5% 6/15/2017                                                                                 1,411,981
    1,385M      5% 6/15/2018                                                                                 1,483,681
    1,000M   Ilion Central School Dist. Series "B" 5 1/2% 6/15/2015                                          1,116,250
             New York City:
    4,280M      Series "C" 5 5/8% 3/15/2012*                                                                 4,820,350
                Series "E":
    1,000M         6.2% 8/1/2008                                                                             1,081,250
    4,570M         5 3/4%, 5/15/2010*                                                                        5,106,975
    2,000M         5 3/4% 8/1/2018                                                                           2,232,500
    2,500M      Series "F" 5 1/4% 8/1/2014                                                                   2,709,375
    2,885M      Series "G" 5 3/4% 8/1/2018                                                                   3,220,381
    1,710M   Niagara Falls City School Dist. 4 3/4% 9/15/2035                                                1,729,238
    1,680M   Niagara Falls Public Improvement 7 1/2% 3/1/2015                                                2,173,500
    1,395M   North Syracuse Central School Dist. Series "A" 5% 6/15/2018                                     1,490,906
    4,000M   Puerto Rico Municipal Finance Agy. 6% 8/1/2015                                                  4,415,000
    1,000M   Red Hook Central School Dist. 5 1/8% 6/15/2017                                                  1,078,750
    1,000M   Rome School District 5 1/2% 6/15/2016                                                           1,092,500
             Shenendehowa Central School Dist. (Clifton Park)
                Series "E":
      485M      5% 1/1/2018                                                                                    516,525
      610M      5% 1/1/2019                                                                                    648,125
    1,775M   Webster Central School District 5% 6/15/2019                                                    1,910,344
             Yonkers Series "A":
    1,900M      5 3/4% 10/1/2010*                                                                            2,135,125
    1,345M      5 1/8% 7/1/2016                                                                              1,447,556
    1,410M      5 1/4% 7/1/2017                                                                              1,528,088
    1,480M      5 1/4% 7/1/2018                                                                              1,600,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            56,320,112
----------------------------------------------------------------------------------------------------------------------------------
             Health Care--2.2%
             New York State Dormitory Auth. Rev.
    2,500M   Hospital for Special Surgery 5% 8/15/2029 (when-issued)                                         2,625,000
    1,320M   United Cerebral Palsy 5 1/8% 7/1/2021                                                           1,415,700
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             4,040,700
----------------------------------------------------------------------------------------------------------------------------------
             Housing--1.3%
    2,345M   New York State Hsg. Fin. Agy. Rev. 6.05% 5/1/2011                                               2,422,573
----------------------------------------------------------------------------------------------------------------------------------
             Transportation--15.9%
             Metropolitan Transit Authority of New York:
                Transit Authority Revenue:
    2,500M         Series "A" 5% 11/15/2020                                                                  2,653,125
    5,000M         Series "A" 5% 11/15/2030                                                                  5,200,000
    5,000M         Series "B" 5 1/4% 11/15/2022                                                              5,418,750
    2,725M      Transit Dedicated Tax 5 1/8% 11/15/2020                                                      2,919,156
    2,855M   New York State Thruway Auth. Gen. Rev. 4 3/4% 1/1/2029                                          2,929,944
    1,500M   New York State Thruway Auth. Hwy. & Bridge Series "A"
                6% 4/1/2010*                                                                                 1,687,500
    6,900M   Triborough Bridge & Tunnel Auth. Series "Y" 6% 1/1/2012                                         7,702,125
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            28,510,600
----------------------------------------------------------------------------------------------------------------------------------
             Utilities--18.6%
    1,015M   Nassau County Sewer and Storm Water Fin. Auth. Series "B"
                5% 10/1/2024                                                                                 1,070,825
             New York City Municipal Water Fin. Auth. Revenue:
    2,750M      6% 6/15/2021                                                                                 3,344,687
    7,000M      5 1/2% 6/15/2033                                                                             7,586,250
             Puerto Rico Electric Power Auth. Revenue:
    8,000M      5 3/8% 7/1/2017                                                                              8,810,000
    5,000M      5% 7/1/2029                                                                                  5,268,750
    6,165M   Suffolk County Water Auth. Rev. 6% 6/1/2017                                                     7,266,994
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            33,347,506
----------------------------------------------------------------------------------------------------------------------------------
             Other Revenue--3.9%
    2,500M   Nassau County Interim Fin. Authority
                5 3/4% 11/15/2010*                                                                           2,790,625
    3,000M   New York City Transitional Fin. Auth. 5 1/4% 8/1/2020                                           3,221,250
      800M   New York State Dorm. Auth. Rev. (Jud. Facs. Lease)
                7 3/8% 7/1/2016                                                                                968,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             6,979,875
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $164,936,557)                                                         176,810,273
----------------------------------------------------------------------------------------------------------------------------------
             SHORT-TERM TAX EXEMPT INVESTMENTS--1.7%
    3,000M   New York City Transitional Financial Authority Series "C"
                Adjustable Rate Note 2.79%** (cost $3,000,000)                                               3,000,000
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $167,936,557)                                        100.1%     179,810,273
Excess of Liabilities Over Other Assets                                                           (.1)        (177,541)
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                      100.0%    $179,632,732
==================================================================================================================================

                                                                              Expiration      Notional      Unrealized
Interest Rate Swaps                                                                 Date        Amount    Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.556% with Citibank, N.A.                                             8/1/2012      $12,000M         $15,351
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.684% with Citibank, N.A.                                             8/1/2015       18,000M          28,105
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              $30,000M         $43,456
==================================================================================================================================

At September 30, 2005, the cost of municipal investments for federal income tax purposes was
$167,936,557.  Accumulated net unrealized appreciation on investments was $11,873,716, consisting of $11,970,075 gross unrealized appreciation and $96,359 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-ARIZONA FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------

 Principal
    Amount   Security                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--97.7%
             Certificates of Participation--7.3%
     $500M   Arizona State Municipal Financing Prog. 5 3/8% 8/1/2030                                          $535,000
      750M   Arizona State Univ. Research Infrastructure
                5% 9/1/2026                                                                                    789,375
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,324,375
----------------------------------------------------------------------------------------------------------------------------------
             Education--12.8%
      500M   Arizona State University Rev. Sys. 5.65% 7/1/2009*                                                548,125
    1,000M   Energy Mgmt. Svcs. (Arizona St. Univ. Proj. Main Campus)
                5 1/4% 7/1/2018                                                                              1,082,500
      640M   South Campus Group (Arizona St. Univ. Proj. South Campus)
                5 5/8% 9/1/2023                                                                                715,200
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,345,825
----------------------------------------------------------------------------------------------------------------------------------
             General Obligations--14.4%
             Maricopa County School District:
    1,000M      #41 (Gilbert) Zero Coupon 1/1/2008                                                             928,750
      525M      #80 (Chandler) 6 1/4% 7/1/2011                                                                 601,781
    1,000M   Phoenix Series "B" 5 3/8% 7/1/2019                                                              1,105,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,635,531
----------------------------------------------------------------------------------------------------------------------------------
             Health Care--8.1%
      650M   Maricopa County Ind. Dev. Hosp. Facs. Auth. (Samaritan Hlth. Svcs.)
                7% 12/1/2016                                                                                   810,875
      600M   Mesa Ind. Dev. Auth. (Discovery Hlth. Sys.) 5 7/8% 1/1/2010*                                      664,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,475,375
----------------------------------------------------------------------------------------------------------------------------------
             Housing--.9%
      150M   Phoenix Ind. Dev. Auth. (Ventana Palms Apts.) 6.1% 10/1/2019                                      161,250
----------------------------------------------------------------------------------------------------------------------------------
             Transportation--4.5%
      385M   Phoenix Airport Rev. 6 1/4% 7/1/2012                                                              391,133
      400M   Tucson Street & Highway User Rev. 5 3/8% 7/1/2010*                                                436,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               827,633
----------------------------------------------------------------------------------------------------------------------------------
             Utilities--26.6%
    1,000M   Mesa Utility Systems Revenue 5% 7/1/2019                                                        1,103,750
      250M   Nogales Muni. Dev. Auth. 5% 6/1/2030                                                              259,375
             Phoenix Civic Improvement Corp. Water Sys. Revenue:
    1,000M      5% 7/1/2018                                                                                  1,058,750
      500M      5 1/2% 7/1/2020                                                                                547,500
      500M   Phoenix Civic Wastewater Rev. 5 3/8% 7/1/2015                                                     545,000
      750M   Pima County Sewer Rev. 5 3/8% 7/1/2014                                                            810,938
      500M   Tucson Water Rev. 5.3% 7/1/2009*                                                                  537,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             4,862,813
----------------------------------------------------------------------------------------------------------------------------------
             Other Revenue--23.1%
    1,000M   Flagstaff Municipal Facs. Corp. 5 1/4% 7/1/2020                                                 1,082,500
      250M   Greater Arizona Dev. Auth. Series "A" 6% 8/1/2015                                                 272,187
      500M   Maricopa County Public Finance Rev. 5 1/2% 7/1/2015                                               546,875
      750M   Maricopa County Stadium District Rev. 5 3/8% 6/1/2017                                             821,250
      400M   Sierra Vista Municipal Property Corp. Muni. Facs. Rev.
                6% 1/1/2011                                                                                    405,392
    1,000M   Tempe Excise Tax Rev. 5 1/4% 7/1/2020                                                           1,088,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             4,216,954
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $16,818,654)                                                 97.7%     17,849,756
Other Assets, Less Liabilities                                                                     2.3         424,288
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                       100.0%    $18,274,044
==================================================================================================================================

                                                                              Expiration       Notional     Unrealized
Interest Rate Swaps                                                                 Date         Amount   Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.338% with JPMorgan Chase Bank, N.A.                                  5/4/2010        $1,000M         $4,245
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.684% with Citibank, N.A.                                             8/1/2015           900M          1,405
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                $1,900M         $5,650
==================================================================================================================================

At September 30, 2005, the cost of municipal investments for federal income tax purposes was
$16,818,654.  Accumulated net unrealized appreciation on investments was $1,031,102, consisting of $1,033,616 gross unrealized appreciation and $2,514 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-CALIFORNIA FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------
 Principal
    Amount   Security                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--97.1%
             Certificates of Participation--8.7%
     $500M   Castaic Lake Water Agency Water Sys. Impt. Proj. 7% 8/1/2012                                     $604,375
      750M   Los Angeles Real Property Prog. 5.3% 4/1/2022                                                     815,625
    1,000M   West Contra Costa Healthcare 5 3/8% 7/1/2024                                                    1,085,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,505,000
----------------------------------------------------------------------------------------------------------------------------------
             Education--5.4%
    1,500M   California Educational Facs. Auth. Rev. Series "A"
                (Occidental College) 5% 10/1/2036                                                            1,571,250
----------------------------------------------------------------------------------------------------------------------------------
             General Obligations--18.7%
      400M   Chaffey Community College District 5 1/4% 7/1/2012*                                               447,000
      500M   Fontana School District 5 3/4% 5/1/2022                                                           550,625
      650M   Jefferson Unified High Sch. Dist. (San Mateo Cnty.) 6 1/4% 2/1/2016                               781,625
    1,000M   Morgan Hill Unified School District 5 1/4% 8/1/2018                                             1,092,500
      750M   Natomas Unified School District 5.95% 9/1/2021                                                    880,312
    1,000M   Santa Monica Community College District Series "A"
                5% 5/1/2025                                                                                  1,058,750
      500M   Walnut Valley School District 7.2% 2/1/2016                                                       608,125
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             5,418,937
----------------------------------------------------------------------------------------------------------------------------------
             Transportation--6.5%
    1,000M   Port of Oakland Revenue Bonds Series "M" 5 1/4% 11/1/2020                                       1,083,750
      700M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. 5 3/4% 7/1/2018                                 783,125
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,866,875
----------------------------------------------------------------------------------------------------------------------------------
             Utilities--34.2%
    1,500M   California State Dept. Water Res. Pwr. Supply Rev. Series "A"
                5 3/8% 5/1/2018                                                                              1,646,250
      250M   Fresno Sewer Rev. 6 1/4% 9/1/2014                                                                 296,875
    1,150M   Los Angeles Water & Power Rev. Series "B" 5 1/8% 7/1/2020                                       1,236,250
      700M   Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                                             770,875
    2,000M   Sacramento Cnty. Sanitation Dist. Fing. Auth. Rev. 5% 12/1/2027                                 2,080,000
    1,210M   San Juan Basin Auth. Rev. (Ground Wtr. Rec. Proj.) 5 1/4% 12/1/2017                             1,327,975
    1,525M   Semitropic Impt. Dist. Water Storage Dist. 5 1/2% 12/1/2022                                     1,698,469
      750M   South Gate Public Fing. Auth. Wtr. Rev. Series "A" 6% 10/1/2012                                   854,062
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             9,910,756
----------------------------------------------------------------------------------------------------------------------------------
             Other Revenue--23.6%
    1,000M   California State Public Works Board 6 1/2% 12/1/2008                                            1,100,000
    1,000M   Long Beach Fing. Auth. Rev. 6% 11/1/2017                                                        1,175,000
    1,000M   Los Angeles Cmnty. Redev. Agency Lease Rev. (VT Manchester
                Social Services Proj.) 5% 9/1/2037                                                           1,031,250
    1,105M   Palm Springs Fing. Auth. Lease Rev. Series "A" (Convention Ctr. Proj.)
                5 1/4% 11/1/2020                                                                             1,225,169
    1,000M   Rohnert Park Cmnty. Dev. Comm. Tax Alloc. Rev. 5 1/4% 8/1/2020                                  1,083,750
      325M   San Jose Redevelopment Agy. 6% 8/1/2015                                                           381,469
      700M   San Mateo Joint Powers Auth. Lease Rev. 6 1/2% 7/1/2015                                           842,625
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             6,839,263
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $26,286,604)                                                           28,112,081
----------------------------------------------------------------------------------------------------------------------------------
             SHORT-TERM TAX EXEMPT INVESTMENTS--.7%
      200M   Puerto Rico Commonwealth Govt. Dev. Bank
                Adjustable Rate Note 2.61%**  (cost $200,000)                                                  200,000
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $26,486,604)                                           97.8%      28,312,081
Other Assets, Less Liabilities                                                                     2.2          644,154
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                       100.0%     $28,956,235
==================================================================================================================================

                                                                               Expiration      Notional      Unrealized
Interest Rate Swaps                                                                  Date        Amount    Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.556% with Citibank, N.A.                                              8/1/2012       $2,000M          $2,559
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.684% with Citibank, N.A.                                              8/1/2015        1,500M           2,342
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                $3,500M          $4,901
==================================================================================================================================

At September 30, 2005, the cost of municipal investments for federal income tax purposes was
$26,486,604.  Accumulated net unrealized appreciation on investments was $1,825,477, consisting of $1,857,530 gross unrealized appreciation and $32,053 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-COLORADO FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------
 Principal
    Amount   Security                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--98.3%
             Certificates of Participation--4.6%
     $250M   Broomfield Open Space 5 1/2% 12/1/2020                                                           $271,250
      200M   Greeley Building Auth. 5.6% 11/1/2019                                                             218,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               489,500
----------------------------------------------------------------------------------------------------------------------------------
             Education--8.6%
             Colorado School of Mines Auxiliary Facs. Revenue:
      200M      5 1/4% 12/1/2020                                                                               215,250
      300M      5% 12/1/2024                                                                                   316,875
      350M   University of Northern Colorado Rev. 5 1/2% 6/1/2018                                              380,625
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               912,750
----------------------------------------------------------------------------------------------------------------------------------
             General Obligations--38.8%
      500M   Adams & Arapahoe Cntys. Jnt. Sch. Dist. #28J Aurora Series "A"
                5 1/8% 12/1/2021                                                                               537,500
    1,000M   Arapahoe Cnty. School District #6 Littleton 5 1/4% 12/1/2019                                    1,080,000
      200M   Arapahoe Cnty. Water & Wastewater Series "B" 5 3/4% 12/1/2019                                     222,000
      250M   Centennial Downs Met. District 5% 12/1/2028                                                       261,875
      200M   Clear Creek School District #RE 1, 6 1/4% 12/1/2010*                                              227,750
             El Paso County School District:
      350M      #2 (Harrison) 5 1/2% 12/1/2018                                                                 381,937
      250M      #20, 5 1/4% 12/15/2017                                                                         271,563
      200M      #49 (Falcon) 5 1/2% 12/1/2013                                                                  223,250
      350M      #49 (Falcon) 5 3/4% 12/1/2015                                                                  390,250
      250M   Hyland Hills Park & Rec. Dist. 5 1/2% 12/15/2018                                                  278,125
      250M   Pueblo County School District #70, 5 1/4% 12/1/2022                                               268,437
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             4,142,687
----------------------------------------------------------------------------------------------------------------------------------
             Health Care--6.6%
      200M   Colorado Health Facs. (Poudre Valley Hlth. Care) 5 5/8% 12/1/2009*                                220,250
      100M   Colorado Springs Hospital Rev. 6% 12/15/2005*                                                     102,628
      350M   Denver City & Cnty. Mental Hlth. Corp. Series "A" 5 1/2% 7/15/2015                                386,313
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               709,191
----------------------------------------------------------------------------------------------------------------------------------
             Transportation--5.2%
             Denver City & County Airport Revenue:
      255M     5 1/2% 11/15/2016                                                                               278,588
      250M     5 3/4% 11/15/2020                                                                               280,625
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               559,213
----------------------------------------------------------------------------------------------------------------------------------
             Utilities--17.3%
      200M   Boulder Water & Sewer Rev. 5.6% 12/1/2016                                                         219,250
      200M   Broomfield Water Activity Enterprise Water Rev. 5 1/2% 12/1/2019                                  217,750
             Colorado Water Resources & Power Dev. Authority:
      250M      Fountain Utility ( Enterprise Proj.) 5% 12/1/2035                                              257,500
                Small Water Resources Rev. Series "A":
      200M         5 3/4% 11/1/2017                                                                            220,750
      250M         5 1/4% 11/1/2021                                                                            269,062
      400M   Denver City & County Wastewater Rev. 5 1/4% 11/1/2016                                             436,000
      200M   Pueblo Board Waterworks Water Rev. 6% 11/1/2010*                                                  225,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,845,312
----------------------------------------------------------------------------------------------------------------------------------
             Other Revenue--17.2%
      250M   Golden Sales & Use Tax Rev. 5 1/4% 12/1/2016                                                      270,625
             Larimer County Sales & Use Tax Revenue:
      280M      5 1/4% 12/15/2016                                                                              305,550
      400M      5 1/2% 12/15/2018                                                                              445,000
      250M   Thornton County Sales & Use Tax Rev. 5 1/4% 9/1/2015                                              271,563
      500M   Westminster Sales & Use Tax Rev. 5 1/4% 12/1/2021                                                 538,125
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,830,863
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $9,868,542)                                                  98.3%     10,489,516
Other Assets, Less Liabilities                                                                     1.7         180,647
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                       100.0%    $10,670,163
==================================================================================================================================

                                                                                 Expiration    Notional     Unrealized
Interest Rate Swap                                                                     Date      Amount   Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.684% with Citibank, N.A.                                                8/1/2015       $500M           $781
==================================================================================================================================

At September 30, 2005, the cost of municipal investments for federal income tax purposes was
$9,868,542.  Accumulated net unrealized appreciation on investments was $620,974, consisting of $621,519 gross unrealized appreciation and $545 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-CONNECTICUT FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------
 Principal
    Amount   Security                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--98.4%
             Education--14.2%
             Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
   $1,000M      Fairfield Univ. 5 5/8% 7/1/2016                                                             $1,085,000
    1,000M      Kent School Series "D" 5% 7/1/2021                                                           1,071,250
    1,235M      Trinity College Series "H" 5% 7/1/2019                                                       1,322,994
    1,100M   University of Connecticut 5 1/8% 2/15/2020                                                      1,182,500
      600M   University of Connecticut Student Fees Rev. Series "A"
                5 1/4% 11/15/2021                                                                              655,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             5,317,244
----------------------------------------------------------------------------------------------------------------------------------
             General Obligations--43.4%
      500M   Branford 5% 5/15/2014                                                                             541,250
             Bridgeport:
      750M      Series "A" 6 1/8% 7/15/2010*                                                                   850,313
    1,000M      Series "A" 5 3/8% 8/15/2019                                                                  1,093,750
    1,000M      Series "A" 5 1/4% 8/15/2024                                                                  1,081,250
             Connecticut State:
      300M      Series "A" 5 1/4% 6/15/2009*                                                                   324,375
      500M      Series "B" 5 3/4% 11/1/2009*                                                                   551,875
      690M      Series "E" 6% 3/15/2012                                                                        788,325
    1,020M      Series "F" 5% 10/15/2021                                                                     1,082,475
    1,090M   Cromwell 5% 6/15/2020                                                                           1,160,850
    1,000M   Glastonbury 5% 6/15/2021                                                                        1,073,750
    1,750M   Hartford 5% 8/15/2019                                                                           1,865,938
    1,080M   Hartford County Met. Dist. 5% 5/1/2024                                                          1,148,850
      800M   New Britain 6% 3/1/2012                                                                           891,000
             New Haven:
      735M      6% 11/1/2009*                                                                                  819,525
      500M      5 1/4% 11/1/2013                                                                               541,875
      400M      5% 11/1/2017                                                                                   432,000
      650M   Puerto Rico Municipal Finance Agy. 5 1/2% 8/1/2017                                                703,625
    1,250M   Waterbury 5% 4/1/2021                                                                           1,317,188
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            16,268,214
----------------------------------------------------------------------------------------------------------------------------------
             Health Care--17.8%
             Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
      450M      Bridgeport Hospital 6 1/2% 7/1/2012                                                            452,749
      400M      Child Care Facilities Program 5 1/2% 7/1/2019                                                  434,000
    1,165M      Children's Medical Center Series "B" 5% 7/1/2021                                             1,231,988
      700M      New Britain General Hospital 6 1/8% 7/1/2014                                                   713,125
                Village Families & Children Series "A":
      370M         5% 7/1/2015                                                                                 398,212
      385M         5% 7/1/2016                                                                                 414,356
      405M         5% 7/1/2017                                                                                 433,856
                William W. Buckus Hospital:
    1,000M         5% 7/1/2026                                                                               1,053,750
    1,000M         5% 7/1/2035                                                                               1,048,750
      500M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                                509,520
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             6,690,306
----------------------------------------------------------------------------------------------------------------------------------
             Housing--3.5%
             Connecticut State Housing Finance Authority:
      750M      6% 11/15/2010                                                                                  773,385
      500M      5.85% 6/15/2030                                                                                530,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,303,385
----------------------------------------------------------------------------------------------------------------------------------
             Transportation--8.8%
             Connecticut State Special Tax Obligation Revenue
                Transportation Infrastructure:
      300M      5 3/8% 7/1/2012*                                                                               333,000
      250M      6 1/8% 9/1/2012                                                                                284,062
    1,000M      5% 12/1/2021                                                                                 1,060,000
    1,500M   Puerto Rico Commwlth. Hwy. & Trans. Auth. 5% 7/1/2022                                           1,605,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,282,062
----------------------------------------------------------------------------------------------------------------------------------
             Utilities--9.2%
    1,000M   Greater New Haven Water Pollution 5% 8/15/2035                                                  1,053,750
             Puerto Rico Electric Power Authority Revenue:
      750M      5 3/8% 7/1/2017                                                                                825,938
      250M      5 1/4% 7/1/2022                                                                                270,000
      250M      5 1/4% 7/1/2029                                                                                268,750
    1,000M   South Central Connecticut Regional Water Authority
                5% 8/1/2033                                                                                  1,047,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,465,938
----------------------------------------------------------------------------------------------------------------------------------
             Other Revenue--1.5%
      545M   Connecticut State Dev. Auth. Govtl. Lease Rev. 6 1/2% 6/15/2008                                   554,161
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $35,296,144)                                                 98.4%     36,881,310
Other Assets, Less Liabilities                                                                     1.6         587,185
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                       100.0%    $37,468,495
==================================================================================================================================

                                                                                 Expiration    Notional     Unrealized
Interest Rate Swap                                                                     Date      Amount   Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.556% with Citibank, N.A.                                                8/1/2012     $2,500M         $3,198
==================================================================================================================================

At September 30, 2005, the cost of municipal investments for federal income tax purposes was
$35,296,144.  Accumulated net unrealized appreciation on investments was $1,585,166, consisting of $1,610,524 gross unrealized appreciation and $25,358 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-FLORIDA FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------
 Principal
    Amount   Security                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--98.2%
             Certificates of Participation--2.9%
   $1,000M   Orange County Florida School Board 5% 8/1/2023                                                 $1,058,750
----------------------------------------------------------------------------------------------------------------------------------
             General Obligations--7.5%
    1,000M   Hollywood 5% 6/1/2026                                                                           1,060,000
    1,000M   Miami Homeland Defense 5 1/2% 1/1/2020                                                          1,088,750
      500M   North Springs Improvement District 7% 10/1/2009                                                   570,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,718,750
----------------------------------------------------------------------------------------------------------------------------------
             Transportation--11.9%
      500M   Dade County Aviation Rev. Series "A" 6% 10/1/2010                                                 511,875
    1,000M   Lee County Transportation Facs. 5% 10/1/2021                                                    1,073,750
    1,000M   Miami-Dade County Expwy. Auth. Toll Sys. Rev. 6% 7/1/2014                                       1,117,500
    1,500M   St. John's County Transportation Impt. 5% 10/1/2023                                             1,586,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             4,289,375
----------------------------------------------------------------------------------------------------------------------------------
             Utilities--36.6%
    1,000M   Escambia County Utilities Auth. Sys. Rev. 6 1/4% 1/1/2015                                       1,177,500
    1,000M   Florida Keys Aqueduct Auth. Wtr. Rev. 5% 9/1/2021                                               1,061,250
    1,000M   Florida State Municipal Power Agy. Rev. 5 1/2% 10/1/2019                                        1,108,750
    1,495M   Lakeland Electric & Water Rev. 6.05% 10/1/2014                                                  1,756,625
    1,000M   Miami Beach Stormwater Rev. 5 3/8% 9/1/2030                                                     1,076,250
    1,130M   Palm Bay Utility Rev. 5 1/4% 10/1/2018                                                          1,245,825
    1,000M   Plant City Utility System Rev. 6% 10/1/2015                                                     1,145,000
    1,110M   Port St. Lucie Utility Rev. 5% 9/1/2020                                                         1,184,925
    1,000M   Reedy Creek Improvement District 5% 10/1/2025                                                   1,052,500
    1,200M   Sarasota County Utility System Rev. 5 1/4% 10/1/2020                                            1,296,000
    1,000M   Stuart Utilities Rev. 5 1/4% 10/1/2020                                                          1,092,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            13,197,125
----------------------------------------------------------------------------------------------------------------------------------
             Other Revenue--39.3%
    1,380M   DeSoto County Capital Improvement Rev. 5 1/4% 10/1/2019                                         1,509,375
             Florida Municipal Loan Council Revenue:
      660M      6% 4/1/2010*                                                                                   740,850
    1,715M      5 1/4% 11/1/2019                                                                             1,869,350
    1,000M      5 3/8% 11/1/2025                                                                             1,083,750
    1,205M   Highlands County Infrastructure Sales Surtax Rev. 5% 11/1/2018                                  1,289,350
    2,000M   Jacksonville Sales Tax Rev. 5 3/8% 10/1/2017                                                    2,195,000
             Osceola County Tourist Development Tax Revenue:
    1,000M      5 1/2% 10/1/2017                                                                             1,105,000
    1,000M      5 1/2% 10/1/2018                                                                             1,103,750
    1,000M   Pasco County Sales Tax Rev. 5% 12/1/2020                                                        1,070,000
    1,000M   St. Augustine Capital Improvement 5% 10/1/2024                                                  1,062,500
    1,000M   Tampa Sports Auth. Sales Tax Rev. (Tampa Bay Arena)
                5 3/4% 10/1/2020                                                                             1,163,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            14,192,675
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $33,401,796)                                                 98.2%     35,456,675
Other Assets, Less Liabilities                                                                     1.8         633,062
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                       100.0%    $36,089,737
==================================================================================================================================

                                                                              Expiration       Notional     Unrealized
Interest Rate Swap                                                                  Date         Amount   Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.684% with Citibank, N.A.                                             8/1/2015        $3,900M         $6,090
==================================================================================================================================

At September 30, 2005, the cost of municipal investments for federal income tax purposes was
$33,401,796.  Accumulated net unrealized appreciation on investments was $2,054,879, consisting of $2,060,796 gross unrealized appreciation and $5,917 gross unrealized depreciation.




Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-GEORGIA FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------
 Principal
    Amount   Security                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--98.2%
             Certificates of Participation--4.3%
     $500M   Gwinnett County Dev. Auth. Pub. Schs. Proj. 5 1/4% 1/1/2019                                      $543,750
----------------------------------------------------------------------------------------------------------------------------------
             Education--20.4%
      250M   Athens Dev. Auth. Hsg. & Lease Rev. (East Campus) 5 1/4% 12/1/2022                                269,688
      500M   Atlanta Dev. Auth. Student Hsg. Rev. (Piedmont/Ellis) 5% 9/1/2035                                 518,750
      500M   Bulloch County Dev. Auth. 5 1/4% 8/1/2019                                                         546,250
             Fulton County Development Authority Revenue:
      350M      Georgia Tech Athletic Assoc. 5 1/2% 10/1/2017                                                  387,625
      250M      Morehouse College 6 1/4% 12/1/2021                                                             285,000
      500M   Valdosta Hsg. Auth. Rev. 5 1/4% 8/1/2023                                                          539,375
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,546,688
----------------------------------------------------------------------------------------------------------------------------------
             General Obligations--2.2%
      255M   Atlanta 5 3/8% 12/1/2018                                                                          276,675
----------------------------------------------------------------------------------------------------------------------------------
             Health Care--16.4%
      500M   Cobb County Hospital Auth. Rev. 5 1/4% 4/1/2024                                                   540,625
      500M   Fulton DeKalb Hospital Auth. Rev. 5 1/4% 1/1/2018                                                 542,500
      525M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                                534,996
      400M   Tift County Hospital Auth. Rev. 5 1/4% 12/1/2019                                                  433,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,051,121
----------------------------------------------------------------------------------------------------------------------------------
             Housing--1.2%
      150M   Georgia State Hsg. & Fin. Auth. Rev. 5.7% 12/1/2011                                               154,500
----------------------------------------------------------------------------------------------------------------------------------
             Utilities--40.3%
      235M   Atlanta Water & Wastewater Rev. 5 1/2% 11/1/2017                                                  268,487
      255M   Brunswick Water & Sewer Rev. 6.1% 10/1/2019                                                       305,362
      250M   Cairo Combined Public Utility Rev. 5% 1/1/2024                                                    264,063
             Columbia County Water & Sewer Revenue:
      250M      6 1/4% 6/1/2010*                                                                               281,875
      400M      5% 6/1/2024                                                                                    422,500
      565M   Fayetteville Water & Sewer Rev. 5% 11/1/2021                                                      600,312
      250M   Forsyth County Water & Sewer Rev. 6 1/4% 4/1/2010*                                                282,813
      250M   Fulton County Water & Sewer Rev. 6 3/8% 1/1/2014                                                  288,750
      235M   Gainesville Water & Sewer Rev. 5 1/4% 11/15/2015                                                  255,856
             Georgia Municipal Gas Authority Revenue:
                Buford Project:
       80M         6.8% 11/1/2009                                                                               81,050
      250M         5 1/2% 11/1/2012                                                                            273,125
      100M      Warner Robins Series "B" 5.8% 1/1/2015                                                         102,659
      400M   Gwinnett County Water & Sewer Rev. 5% 8/1/2018                                                    427,500
      200M   Newnan Water Sewer & Light Comm. Pub. Utils. Rev. 5% 1/1/2015                                     214,750
      400M   Puerto Rico Electric Power Authority Rev. 5 3/8% 7/1/2017                                         440,500
      500M   Upper Oconee Basin Water Auth. 5% 7/1/2026                                                        528,125
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             5,037,727
----------------------------------------------------------------------------------------------------------------------------------
             Other Revenue--13.4%
      250M   Atlanta & Fulton Cntys. Rec. Auth. Rev. 5 1/4% 12/1/2016                                          271,875
      300M   Atlanta Dev. Auth. Rev. (Yamacraw Design Ctr. Proj.) Series "A"
                5 3/8% 1/1/2012*                                                                               331,500
      500M   Cobb-Marietta Coliseum & Exhibit Hall Auth. Rev. 5 1/2% 10/1/2018                                 567,500
      250M   College Park Dev. Auth. Rev. (Civic Ctr. Proj.) 5 3/4% 9/1/2026                                   275,625
      200M   Fayette Cnty. Pub. Facs. Auth. Rev. (Criminal Justice Ctr.)
                6 1/4% 6/1/2010*                                                                               227,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,673,750
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $11,597,466)                                                 98.2%     12,284,211
Other Assets, Less Liabilities                                                                     1.8         222,718
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                       100.0%    $12,506,929
==================================================================================================================================

                                                                                 Expiration    Notional     Unrealized
Interest Rate Swap                                                                     Date      Amount   Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.684% with Citibank, N.A.                                                8/1/2015     $1,000M         $1,561
==================================================================================================================================

At September 30, 2005, the cost of municipal investments for federal income tax purposes was
$11,597,466.  Accumulated net unrealized appreciation on investments was $686,745, consisting of $691,887 gross unrealized appreciation and $5,142 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-MARYLAND FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------
 Principal
    Amount   Security                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--99.5%
             Certificates of Participation--2.7%
     $750M   Baltimore Board of Education Admin. Proj. 5.8% 4/1/2011                                          $828,750
----------------------------------------------------------------------------------------------------------------------------------
             Education--12.3%
      750M   Maryland St. Econ. Dev. Corp. Util. Infrastructure Rev.
                (Univ. MD-College Park) 5 3/8% 7/1/2016                                                        812,812
      500M   Morgan State University Academic & Auxiliary
                Facilities Fees Revenue 6.05% 7/1/2015                                                         573,750
      750M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                University Plaza Proj. Series "A" 5 5/8% 7/1/2013                                              825,938
             St. Mary's College Revenue:
      430M      5.45% 3/1/2010*                                                                                472,463
    1,100M      5% 9/1/2024                                                                                  1,170,125
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,855,088
----------------------------------------------------------------------------------------------------------------------------------
             General Obligations--29.8%
    1,275M   Anne Arundel County 5 3/8% 3/1/2015                                                             1,402,500
      700M   Baltimore Maryland 5 1/2% 10/15/2015                                                              801,500
    1,415M   Baltimore Maryland Cons. Pub. Impt. 5% 10/15/2021                                               1,514,050
    1,000M   Ocean City 5% 3/1/2021                                                                          1,055,000
    1,000M   Puerto Rico Commwlth. Pub. Impt. 5% 7/1/2024                                                    1,057,500
    1,050M   Puerto Rico Municipal Finance Agy. 5 1/2% 8/1/2017                                              1,136,625
      300M   Queen Anne's County School & Public Facs. 5 1/4% 1/15/2010*                                       326,625
    1,000M   St. Mary's County Hospital 5% 10/1/2020                                                         1,076,250
      350M   Wicomico County 5 1/2% 12/1/2016                                                                  381,063
      500M   Worcester County 5 5/8% 3/1/2010*                                                                 553,125
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             9,304,238
----------------------------------------------------------------------------------------------------------------------------------
             Health Care--10.5%
             Maryland State Health & Higher Educ. Facs.:
    1,000M      Anne Arundel 5% 7/1/2024                                                                     1,065,000
    1,250M      University of Maryland Med. Sys. 5% 7/1/2024                                                 1,326,562
      500M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                                509,520
      350M   Takoma Park Hospital Facs. (Adventist Hosp.) 6 1/2% 9/1/2012                                      394,188
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,295,270
----------------------------------------------------------------------------------------------------------------------------------
             Housing--2.9%
      360M   Maryland State Cmnty. Dev. Admin. Dept. Hsg. & Cmnty. Dev.
                5 7/8% 7/1/2016                                                                                372,150
      500M   Montgomery County Multi-Family Mortgage Rev. 6% 7/1/2020                                          530,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               902,150
----------------------------------------------------------------------------------------------------------------------------------
             Transportation--11.8%
    1,000M   Maryland State Trans. Auth. Lease Rev. Metrorail Parking Proj.
                5% 7/1/2022                                                                                  1,066,250
    1,000M   Maryland State Trans. Auth. Trans. Fac. Proj. Rev. 5% 7/1/2028                                  1,057,500
    1,425M   Puerto Rico Commwlth. Hwy. & Trans. Auth. Revenue
                Series "G" 5 1/4 % 7/1/2019                                                                  1,558,594
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,682,344
----------------------------------------------------------------------------------------------------------------------------------
             Utilities--17.9%
             Baltimore Wastewater Utilities Revenue Series "A":
      500M      5 1/2% 7/1/2010*                                                                               548,125
      200M      6% 7/1/2015                                                                                    234,000
    1,090M      5% 7/1/2020                                                                                  1,152,675
             Baltimore Water Project Revenue Series "A":
      220M      6% 7/1/2010*                                                                                   246,125
      250M      5.8% 7/1/2012*                                                                                 284,062
             Puerto Rico Electric Power Auth. Revenue:
    1,390M      5 3/8% 7/1/2017                                                                              1,530,737
    1,500M      5 1/4% 7/1/2029                                                                              1,612,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             5,608,224
----------------------------------------------------------------------------------------------------------------------------------
             Other Revenue--11.6%
    1,020M   Anne Arundel Cnty. Spl. Oblig. (Natl. Bus. Park Proj.)
                5 1/8% 7/1/2022                                                                              1,100,325
      250M   Baltimore Convention Center 5 1/2% 9/1/2014                                                       270,937
    1,000M   Puerto Rico Municipal Fin. Agy. 5 1/4% 8/1/2021                                                 1,093,750
    1,025M   Puerto Rico Public Fin. Corp. Commwlth. Approp. Series "A"
                5 3/8% 6/1/2015                                                                              1,158,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,623,262
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $29,451,832)                                                 99.5%      31,099,326
Other Assets, Less Liabilities                                                                      .5          162,302
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                       100.0%     $31,261,628
==================================================================================================================================

                                                                              Expiration       Notional      Unrealized
Interest Rate Swap                                                                  Date         Amount    Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.556% with Citibank, N.A.                                             8/1/2012        $4,300M          $5,501
==================================================================================================================================

At September 30, 2005, the cost of municipal investments for federal income tax purposes was
$29,451,832.  Accumulated net unrealized appreciation on investments was $1,647,494, consisting of $1,666,458 gross unrealized appreciation and $18,964 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-MASSACHUSETTS FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------
 Principal
    Amount   Security                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--97.5%
             Education--16.8%
   $1,000M   Massachusetts State College Bldg. Auth. Proj. 5 1/4% 5/1/2021                                  $1,090,000
    1,000M   Massachusetts State Dev. Fin. Agy. Sch. Proj. 5% 10/1/2037                                      1,033,750
    1,000M   Massachusetts State Hlth. & Educ. Facs. Auth. Rev. 5% 10/1/2029                                 1,053,750
    1,000M   University of Massachusetts Bldg. Auth. Rev. 6 7/8% 5/1/2014                                    1,227,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             4,405,000
----------------------------------------------------------------------------------------------------------------------------------
             General Obligations--50.7%
    1,000M   Holliston 5 1/4% 4/1/2018                                                                       1,097,500
    1,000M   Lawrence 5 1/4% 3/15/2018                                                                       1,093,750
    1,000M   Massachusetts State 5% 3/1/2024                                                                 1,063,750
    1,155M   Quaboag Regional School District 5 1/2% 6/1/2017                                                1,261,838
             Springfield:
    1,000M      6% 10/1/2009*                                                                                1,115,000
    1,000M      5 3/8% 8/1/2017                                                                              1,095,000
    1,000M      5 1/4% 1/15/2023                                                                             1,081,250
    1,000M   Tantasqua Regional School District 5% 8/15/2017                                                 1,067,500
    1,000M   Westborough 5% 11/15/2019                                                                       1,068,750
    1,000M   Westfield 5 1/2% 12/15/2011*                                                                    1,122,500
    1,040M   Westford 5 1/8% 4/1/2017                                                                        1,121,900
    1,000M   Worcester 5 1/2% 8/15/2017                                                                      1,093,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            13,282,488
----------------------------------------------------------------------------------------------------------------------------------
             Health Care--7.2%
    1,000M   Harvard Pilgrim Health Care 5 1/4% 7/1/2013                                                     1,056,250
      750M   Massachusetts General Hospital Series "F" 6 1/4% 7/1/2012                                         822,187
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,878,437
----------------------------------------------------------------------------------------------------------------------------------
             Transportation--4.2%
    1,000M   Route 3 North Trans. Impt. Assoc. 5 5/8% 6/15/2010*                                             1,101,250
----------------------------------------------------------------------------------------------------------------------------------
             Utilities--14.5%
    1,035M   Boston Water & Sewer Commission Rev. 5 3/4% 11/1/2013                                           1,144,969
    1,455M   Holyoke Gas & Electric Dept. Rev. 5 3/8% 12/1/2018                                              1,598,681
    1,000M   Massachusetts State Water Resource Auth. 5% 8/1/2023                                            1,073,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,817,400
----------------------------------------------------------------------------------------------------------------------------------
             Other Revenue--4.1%
    1,000M   Boston Convention Center Act 1997 Series "A" 5% 5/1/2017                                        1,071,250
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $23,878,248)                                                97.5%      25,555,825
Other Assets, Less Liabilities                                                                    2.5          657,517
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                      100.0%     $26,213,342
==================================================================================================================================

                                                                             Expiration       Notional      Unrealized
Interest Rate Swap                                                                 Date         Amount    Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.684% with Citibank, N.A.                                           8/01/2015        $1,300M          $2,030
==================================================================================================================================

At September 30, 2005, the cost of municipal investments for federal income tax purposes was
$23,878,248.  Accumulated net unrealized appreciation on investments was $1,677,577, consisting of $1,691,078 gross unrealized appreciation and $13,501 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-MICHIGAN FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------
 Principal
    Amount   Security                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--98.6%
             General Obligations--68.2%
   $1,300M   Armada Area Schs. Bldg. & Site 5% 5/1/2028                                                     $1,368,250
    1,200M   Detroit Downtown Development Series "A" 5 3/4% 7/15/2007*                                       1,270,500
    1,000M   Dundee Community School District 5% 5/1/2026                                                    1,057,500
    1,825M   Eaton Rapids Public Schools 5 1/4% 5/1/2022                                                     1,975,562
    1,775M   Ecorse Public School District 5% 5/1/2027                                                       1,874,844
    1,000M   Godwin Heights Public School District 5 5/8% 5/1/2010*                                          1,100,000
    1,000M   Grand Blanc Community School District 5 5/8% 5/1/2015                                           1,107,500
    1,040M   Grand Rapids Building Authority 5 3/4% 8/1/2015                                                 1,145,300
    1,000M   Gull Lake Community School District Zero Coupon 5/1/2013                                          691,250
    1,000M   Hartland School District 5% 5/1/2022                                                            1,062,500
    1,575M   Jenison Public School District 5 1/2% 5/1/2018                                                  1,728,563
    1,000M   Montrose Township School District 6.2% 5/1/2017                                                 1,201,250
    1,000M   Newaygo Public Schools 5 3/4% 5/1/2010*                                                         1,106,250
    2,020M   Ovid Elsie Area Schs. Bldg. & Site 5% 5/1/2022                                                  2,128,575
      100M   Portage Lake Water & Sewer Authority 6.1% 10/1/2005*                                              102,000
    1,500M   Puerto Rico Municipal Finance Agency 5 3/4% 8/1/2013                                            1,644,375
    1,525M   Reed City Public Schools 5 1/4% 5/1/2021                                                        1,654,625
    1,000M   Saginaw City School District Schs. Bldg. & Site 5% 5/1/2025                                     1,051,250
      585M   West Ottawa Public School District 5 3/8% 5/1/2019                                                644,232
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            23,914,326
----------------------------------------------------------------------------------------------------------------------------------
             Health Care--8.4%
             Michigan State Hospital Finance Authority Revenue:
    1,000M      Mercy Mount Clemens 5 3/4% 5/15/2017                                                         1,085,000
      775M      St. John's Hospital 6% 5/15/2008                                                               794,375
    1,000M   Saginaw Hospital Fin. Auth. (Covenant Med. Ctr.) 5 5/8% 7/1/2013                                1,087,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,966,875
----------------------------------------------------------------------------------------------------------------------------------
             Utilities--22.0%
    1,275M   Carrier Creek Drain Dist. #326, 5% 6/1/2022                                                     1,357,875
    1,275M   Detroit Water Supply System Rev. 6 1/2% 7/1/2015                                                1,539,562
             Michigan State Strategic Fund (Detroit Edison Co.):
    1,550M      6.95% 5/1/2011                                                                               1,817,375
    1,000M      7% 5/1/2021                                                                                  1,303,750
      500M   Monroe County Economic Dev. Corp. (Detroit Edison Co.)
                6.95% 9/1/2022                                                                                 661,875
    1,010M   Warren Wtr. & Swr. Rev. 4 3/4% 11/1/2025                                                        1,030,200
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             7,710,637
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $32,349,315)                                              98.6%        34,591,838
Other Assets, Less Liabilities                                                                  1.4            483,249
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                    100.0%       $35,075,087
==================================================================================================================================

                                                                              Expiration    Notional        Unrealized
Interest Rate Swaps                                                                 Date      Amount      Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.338% with JPMorgan Chase Bank, N.A.                                  5/4/2010     $2,000M            $8,489
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.684% with Citibank, N.A.                                             8/1/2015      1,800M             2,811
----------------------------------------------------------------------------------------------------------------------------------
                                                                                             $3,800M           $11,300
==================================================================================================================================

At September 30, 2005, the cost of municipal investments for federal income tax purposes was
$32,349,315.  Accumulated net unrealized appreciation on investments was $2,242,523, consisting of $2,258,706 gross unrealized appreciation and $16,183 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-MINNESOTA FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------
 Principal
    Amount   Security                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--98.5%
             Certificates of Participation--2.7%
     $400M   Minneapolis Special School District #1, 5.9% 2/1/2006*                                           $403,976
----------------------------------------------------------------------------------------------------------------------------------
             Education--3.1%
      400M   University of Minnesota 5 3/4% 7/1/2017                                                           466,000
----------------------------------------------------------------------------------------------------------------------------------
             General Obligations--64.3%
      400M   Becker Ind. School District #726, 6% 2/1/2017                                                     441,500
      325M   Bloomington Ind. School District #271, 5 1/8% 2/1/2015                                            351,000
      250M   Cambridge Ind. School District #911 Series "C" 5% 4/1/2018                                        270,312
      500M   Crow Wing County Jail Series "B" 5% 2/1/2021                                                      534,375
      200M   Delano Ind. School District #879, 5.6% 2/1/2015                                                   220,000
             Eagan Recreational Facilities Series "A":
      480M      5% 2/1/2015                                                                                    513,600
      250M      5% 2/1/2016                                                                                    266,562
      400M   Elk River Ind. School District #728, 5 1/2% 2/1/2021                                              434,000
      300M   Farmington Ind. School District #192 Series "B" 5% 2/1/2022                                       320,250
      250M   Forest Lake Ind. School District #831 Series "A" 5% 2/1/2019                                      269,063
             Lake Superior Ind. School District #381 Series "A":
      465M      5% 4/1/2018                                                                                    497,550
      500M      5% 4/1/2019                                                                                    533,125
      280M   Lakeville 5 1/2% 2/1/2011                                                                         282,372
      405M   Lino Lakes 5.7% 2/1/2012                                                                          418,669
      260M   Mahtomedi Ind. School District #832, 5% 2/1/2017                                                  276,575
    1,260M   Minneapolis Special School District #1, 5% 2/1/2020                                             1,338,750
             Pequot Lakes Ind. School District #186:
      250M      5% 2/1/2016                                                                                    266,562
      250M      5 1/8% 2/1/2018                                                                                267,500
      250M   Prior Lake Minneapolis Ind. Sch. Dist. #719, 5% 2/1/2022                                          265,937
             St. Paul Ind. School District #625:
      250M      5 5/8% 2/1/2015                                                                                267,187
      400M      5% 2/1/2017                                                                                    429,000
      535M   Upsala Ind. School District #487, 5% 2/1/2020                                                     568,438
      700M   Watertown Indpt. School District #111, 5% 2/1/2022                                                746,375
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             9,778,702
----------------------------------------------------------------------------------------------------------------------------------
             Health Care--9.7%
      500M   Minneapolis Health Care Sys. Rev. (Fairview Hlth. Svcs.) 5 1/2% 5/15/2017                         552,500
      350M   Minnesota Agriculture & Econ. Dev. Brd. Rev. (Benedictine Hlth.)
                5 1/4% 2/15/2014                                                                               375,375
      500M   St. Cloud Health Care Oblig. Group "A" 5.8% 5/1/2016                                              550,625
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,478,500
----------------------------------------------------------------------------------------------------------------------------------
             Housing--2.8%
      400M   Minnetonka Multi-Family Housing Rev. (Cedar Hills Proj.)
                5.9% 10/20/2019                                                                                424,500
----------------------------------------------------------------------------------------------------------------------------------
             Transportation--5.6%
      800M   Minneapolis & St. Paul Metro Airports Comm. Airport Rev. Series "A"
                5% 1/1/2018                                                                                    851,000
----------------------------------------------------------------------------------------------------------------------------------
             Utilities--10.3%
      400M   Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Rev.
                5.4% 1/1/2016                                                                                  430,500
             Western Minnesota Municipal Power Agency:
      325M      5 1/2% 1/1/2011                                                                                333,411
      500M      5 1/2% 1/1/2015                                                                                545,000
      250M      5% 1/1/2030                                                                                    260,313
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,569,224
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $14,246,780)                                                 98.5%      14,971,902
Other Assets, Less Liabilities                                                                     1.5          228,127
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                       100.0%     $15,200,029
==================================================================================================================================

                                                                              Expiration       Notional      Unrealized
Interest Rate Swap                                                                  Date         Amount    Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.556% with Citibank, N.A.                                             8/1/2012        $1,000M          $1,279
==================================================================================================================================

At September 30, 2005, the cost of municipal investments for federal income tax purposes was
$14,246,780.  Accumulated net unrealized appreciation on investments was $725,122, consisting of $727,772 gross unrealized appreciation and $2,650 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-MISSOURI FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------
 Principal
    Amount   Security                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--98.7%
             Education--3.3%
     $125M   Bowling Green School District 5.85% 3/1/2020                                                     $137,031
      150M   Missouri Southern State College Rev. Aux. Enterprise Sys. 5.3% 4/1/2015                           162,750
      150M   Missouri State Hlth. & Educ. Facs. Auth. (Webster Univ.)
                5 1/2% 4/1/2018                                                                                163,125
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               462,906
----------------------------------------------------------------------------------------------------------------------------------
             General Obligations--43.6%
      100M   Belton School District #124, 6% 3/1/2018                                                          110,375
    1,000M   Branson Sch. Dist. #R-4, 5% 3/1/2025                                                            1,058,750
      500M   Camdenton Reorg. Sch. Dist. #R-III Camden Cnty. 5 1/4% 3/1/2021                                   544,375
      400M   Cass County Reorg. School District #2, 5 1/2% 3/1/2017                                            441,500
      350M   Clay County Pub. School District #53, 5% 3/1/2017                                                 371,437
             Greene County Reorg. School District #R-8:
      200M      5 1/4% 3/1/2018                                                                                215,750
      250M      5 1/4% 3/1/2019                                                                                268,750
      300M   Jackson County Reorg. School District #7, 5 1/4% 3/1/2020                                         322,875
      100M   Jefferson County School District #6, 6% 3/1/2014                                                  110,375
      150M   Kansas City Streetlight Project Series "A" 5 1/4% 2/1/2016                                        161,625
             Maplewood Richmond Heights School District:
      100M      5 1/4% 3/1/2011*                                                                               109,375
      140M      5 1/4% 3/1/2016                                                                                151,200
      500M   North Kansas City SD #74 Ref. & Impt. 5% 3/1/2025                                                 525,625
      425M   Scott Cnty. School District #6, 5% 3/1/2024                                                       448,906
      500M   Springfield School District #R12, 5% 3/1/2020                                                     533,125
      125M   St. Joseph's School Dist. (Direct Dep. Prog.) 5 3/4% 3/1/2019                                     137,656
      100M   St. Louis County Pattonville R-3 School Dist.
                (Direct Dep. Prog.) 5 3/4% 3/1/2010*                                                           110,875
      250M   Washington School District 5% 3/1/2015                                                            268,125
      250M   Wentzville School District #4, 5% 3/1/2022                                                        264,688
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             6,155,387
----------------------------------------------------------------------------------------------------------------------------------
             Health Care--8.5%
      400M   Jackson County Spl. Oblig. (Truman Med. Ctr.) 5% 12/1/2022                                        423,000
      140M   Missouri State Hlth. & Educ. Facs. Auth. Series "A" (BJC Hlth. Sys.)
                6 3/4% 5/15/2011                                                                               163,450
      500M   North Kansas City Hospital Rev. Series "A" 5% 11/15/2020                                          527,500
       80M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
                6 1/4% 7/1/2016                                                                                 81,523
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,195,473
----------------------------------------------------------------------------------------------------------------------------------
             Transportation--15.7%
      400M   Bi-State Dev. Agy. Met. Dist. Metrolink Cross Cnty. Proj. Series "B"
                5 1/4% 10/1/2019                                                                               435,000
      250M   Kansas City Airport Rev. Series "B" 5 1/4% 9/1/2016                                               272,187
    1,000M   Puerto Rico Commonwealth Hwy. & Trans. Auth. 5% 7/1/2022                                        1,070,000
             St. Louis Airport Revenue:
      255M      5.3% 7/1/2011*                                                                                 280,181
      150M      5 1/8% 7/1/2015                                                                                158,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,215,618
----------------------------------------------------------------------------------------------------------------------------------
             Utilities--7.2%
      250M   Jefferson County Cons. Public Water Supply 5 1/4% 12/1/2016                                       274,062
       80M   Liberty Sewer System Rev. 6.15% 2/1/2009*                                                          87,600
             Missouri State Environmental Impt. & Energy Res. Auth.
                Water Pollution Control:
      250M      5 1/2%  7/1/2014                                                                               278,438
       90M      5.4%  7/1/2018                                                                                  97,988
      250M   Puerto Rico Electric Power Auth. Rev. 5 3/8% 7/1/2017                                             275,313
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,013,401
----------------------------------------------------------------------------------------------------------------------------------
             Other Revenue--20.4%
      100M   Clay County Public Building Auth. Leasehold Rev. 5 1/8% 5/15/2014                                 104,625
      250M   Kansas City Municipal Assistance Corp. Rev. Series "A" 5% 3/1/2019                                264,375
      250M   Missouri State Board Public Buildings Series "A" 5% 5/1/2021                                      262,500
             Missouri State Dev. Finance Board Infrastructure Facilities Revenue:
      500M      Hartman Heritage Center Phase II 5% 4/1/2020                                                   525,625
      125M      Midtown Redevelopment Project Series "A" 6% 4/1/2014                                           138,281
      500M   Missouri State Regional Convention & Sports Complex Auth.
                5 1/4% 8/15/2020                                                                               539,375
             Springfield Public Building Corp. Leasehold Revenue:
      125M      Capital Improvement 5.6% 6/1/2014                                                              135,469
      230M      Jordan Valley 5.85% 6/1/2014                                                                   255,300
             St. Louis Municipal Finance Corp. Leasehold Revenue:
      250M      Carnahan Courthouse Series "A"  5% 2/15/2020                                                   263,750
                City Justice Center Series "A":
      125M         5 3/4% 2/15/2010*                                                                           138,750
      225M         5 1/4% 2/15/2015                                                                            245,813
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,873,863
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $13,363,994)                                                98.7%      13,916,648
Other Assets, Less Liabilities                                                                    1.3          180,149
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                      100.0%     $14,096,797
==================================================================================================================================

                                                                             Expiration       Notional      Unrealized
Interest Rate Swap                                                                 Date         Amount    Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.556% with Citibank, N.A.                                            8/1/2012        $1,000M          $1,279
==================================================================================================================================

At September 30, 2005, the cost of municipal investments for federal income tax purposes was
$13,363,994.  Accumulated net unrealized appreciation on investments was $552,654, consisting of $563,034 gross unrealized appreciation and $10,380 gross unrealized depreciation.




Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-NEW JERSEY FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------
 Principal
    Amount   Security                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--98.6%
             Education--23.0%
             New Jersey Educational Facilities Auth. Revenue:
   $2,125M      College of New Jersey Series "C" 5 3/8% 7/1/2016                                            $2,326,875
    5,000M      Higher Educ. Cap. Impt. Series "A" 5 1/8% 9/1/2022                                           5,325,000
    1,800M      Rowan University Series "C" 5% 7/1/2022                                                      1,919,250
    1,210M   Puerto Rico Indl. Tourist Educ. Med. & Env. Cntl. Facs.
             University Plaza Proj. Series "A" 5 5/8% 7/1/2013                                               1,332,512
    1,000M   University of Medicine & Dentistry of New Jersey Series "A"
                5 3/8% 12/1/2016                                                                             1,097,500
             University of Puerto Rico:
    1,715M      5 3/4% 6/1/2017                                                                              1,880,069
    1,500M      5 3/4% 6/1/2018                                                                              1,644,375
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            15,525,581
----------------------------------------------------------------------------------------------------------------------------------
             General Obligations--12.0%
    1,750M   Atlantic City Board of Education 6.1% 12/1/2015                                                 2,082,500
    1,500M   Jersey City Series "B" 5% 9/1/2019                                                              1,601,250
    1,000M   Newark Water Utility GO 5% 10/1/2021                                                            1,073,750
    1,000M   Trenton 5% 12/1/2023                                                                            1,060,000
    1,100M   Washington Township Board of Education 5% 3/1/2029                                              1,153,625
    1,000M   West Deptford 5 1/2% 9/1/2010*                                                                  1,100,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             8,071,125
----------------------------------------------------------------------------------------------------------------------------------
             Health Care--8.6%
             New Jersey State Health Care Facilities
                Financing Authority:
    1,045M      Bayonne Hospital 6 1/4% 7/1/2012                                                             1,058,439
    1,745M      General Hospital Center at Passaic 6% 7/1/2014                                               2,019,837
    1,000M      Meridian Health System Oblig. Group 5 5/8% 7/1/2014                                          1,085,000
    1,400M      Riverview Medical Center 6 1/4%  7/1/2011                                                    1,608,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             5,771,526
----------------------------------------------------------------------------------------------------------------------------------
             Housing--2.2%
    1,375M   New Jersey State Hsg. & Mtge. Fing. Agency Regency
                Park Project 6.05% 11/1/2017                                                                 1,466,094
----------------------------------------------------------------------------------------------------------------------------------
             Transportation--16.7%
    1,000M   Burlington County Bridge Commission 5 1/4% 8/15/2021                                            1,076,250
    1,000M   Delaware River & Bay Authority 5 1/2% 1/1/2010*                                                 1,097,500
    1,000M   Delaware River Port Auth. PA & NJ Rev. 5 3/4% 1/1/2022                                          1,087,500
    1,000M   New Jersey Econ. Dev. Auth. Rev. Light Rail Sys.
                6% 5/1/2009*                                                                                 1,095,000
    1,000M   New Jersey State Hwy. Auth. (Garden State Parkway)
                6.2% 1/1/2010                                                                                1,091,250
    2,440M   New Jersey State Turnpike Auth. Rev.
                5% 1/1/2035                                                                                  2,516,250
    1,000M   Newark Hsg. Auth. Port Auth. (Newark Marine Term.)
                5 1/4% 1/1/2020                                                                              1,086,250
    2,100M   Port Authority of New York & New Jersey 125th Series
                5% 10/15/2018                                                                                2,239,125
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            11,289,125
----------------------------------------------------------------------------------------------------------------------------------
             Utilities--10.4%
    1,250M   Evesham Municipal Utilities Auth. Rev. 5% 7/1/2018                                              1,329,688
             Passaic Valley Sewer Commission:
    1,250M      Series "E" 5 5/8% 12/1/2018                                                                  1,365,625
    1,000M      Series "F" 5% 12/1/2020                                                                      1,062,500
             Puerto Rico Electric Power Authority:
    1,000M      Series "HH" 5 1/4% 7/1/2029                                                                  1,075,000
    2,000M      Series "II" 5 3/8% 7/1/2017                                                                  2,202,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             7,035,313
----------------------------------------------------------------------------------------------------------------------------------
             Other Revenue--25.7%
    2,900M   Atlantic County Impt. Auth. Lux. Tax (Convention Ctr.)
                7.4% 7/1/2016                                                                                3,621,375
    1,665M   Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021                                      2,174,906
             Casino Reinvestment Dev. Auth. Hotel Room Fee Revenue:
    2,000M      5 1/4% 6/1/2021                                                                              2,155,000
    1,150M      5% 1/1/2025                                                                                  1,224,750
    1,000M   Essex County Impt. Auth. Lease Rev.
                (Correctional Facs. Proj.) 5 1/2% 10/1/2018                                                  1,085,000
    1,000M   Hudson County Impt. Auth. Lease Rev.
                (County Services Bldg. Project) 5% 4/1/2035                                                  1,045,000
    1,000M   Mercer County Impt. Auth. Lease Rev.
                (County Equip.& Impt.) 5% 8/1/2030                                                           1,055,000
    2,500M   New Jersey Economic Dev. Auth.
                (Liberty State Park Project) 5% 3/1/2027                                                     2,640,625
    1,000M   Passaic County Impt. Auth. Lease Rev.
                (Preakness Healthcare Center Proj.) 5% 5/1/2035                                              1,046,250
    1,155M   Puerto Rico Municipal Finance Agency 5 1/4% 8/1/2020                                            1,260,394
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            17,308,300
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $62,428,268)                                                           66,467,064
----------------------------------------------------------------------------------------------------------------------------------
             SHORT-TERM TAX EXEMPT INVESTMENTS--.3%
      200M   Gloucester County Indl. Poll. Cntl. Fing. Auth.
                Adjustable Rate Note 2.6%** (cost $200,000)                                                    200,000
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $62,628,268)                                           98.9%     66,667,064
Other Assets, Less Liabilities                                                                     1.1         737,232
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                       100.0%    $67,404,296
==================================================================================================================================

                                                                              Expiration       Notional     Unrealized
Interest Rate Swaps                                                                 Date         Amount   Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.338% with JPMorgan Chase Bank, N.A.                                  5/4/2010        $3,500M        $14,856
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.684% with Citibank, N.A.                                             8/1/2015         6,800M         10,618
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               $10,300M        $25,474
==================================================================================================================================

At September 30, 2005, the cost of municipal investments for federal income tax purposes was
$62,628,268.  Accumulated net unrealized appreciation on investments was $4,038,796, consisting of $4,055,494 gross unrealized appreciation and $16,698 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-NORTH CAROLINA FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------
 Principal
    Amount   Security                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--98.1%
             Certificates of Participation--20.9%
     $400M   Carteret County 5 5/8% 6/1/2020                                                                  $436,000
    1,000M   Concord 5% 6/1/2021                                                                             1,068,750
             Harnett County:
      500M      5 1/2% 12/1/2014                                                                               550,625
      500M      5 1/8% 12/1/2023                                                                               537,500
    1,255M   Nash County Public Facs. Proj. 5 1/4% 6/1/2019                                                  1,371,087
    1,110M   North Carolina Wildlife Resources Series "A" 5 1/4% 6/1/2019                                    1,207,125
      250M   Pitt County 5 1/4% 4/1/2015                                                                       270,938
      150M   Randolph County 5 1/2% 6/1/2009*                                                                  163,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             5,605,525
----------------------------------------------------------------------------------------------------------------------------------
             Education--17.5%
             Appalachian State University:
    1,000M      5% 7/15/2025                                                                                 1,061,250
      500M      Housing & Student Ctr. 5.6% 7/15/2010*                                                         555,000
    1,000M      Series "A" 5 1/8% 5/1/2019                                                                   1,078,750
      330M   Iredell County Public Facs. School Projs. 6% 6/1/2010*                                            371,250
      500M   North Carolina Capital Facs. Fin. Agy. (Meredith College)
                5 1/8% 6/1/2014                                                                                535,000
    1,000M   University North Carolina Sys. Pool Rev. 5 3/8% 4/1/2021                                        1,092,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             4,693,750
----------------------------------------------------------------------------------------------------------------------------------
             General Obligations--5.4%
      500M   Brunswick County 5 3/4% 5/1/2010*                                                                 556,250
      250M   Cleveland County 5 1/2% 3/1/2012                                                                  257,513
      400M   Johnston County 5% 6/1/2018                                                                       426,500
      220M   Laurinburg Sanitation Swr. 5.3% 6/1/2012                                                          225,364
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,465,627
----------------------------------------------------------------------------------------------------------------------------------
             Health Care--5.5%
             North Carolina Medical Care Community Hosp. Rev.:
    1,000M      Morehead Mem. Hosp. 5% 11/1/2030                                                             1,041,250
      400M      Northeast Med. Ctr. 5 3/8% 11/1/2016                                                           434,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,475,750
----------------------------------------------------------------------------------------------------------------------------------
             Transportation--9.3%
    1,000M   Charlotte Airport Rev. Series "A" 5 1/4% 7/1/2023                                               1,078,750
             Piedmont Triad Airport Authority Revenue:
      800M      5 1/2% 7/1/2009*                                                                               873,000
      500M      5 1/4% 7/1/2016                                                                                540,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,491,750
----------------------------------------------------------------------------------------------------------------------------------
             Utilities--38.0%
      600M   Broad River Water Auth. Water Sys. Rev. 5 3/4% 6/1/2010*                                          669,000
    1,080M   Brunswick County Enterprise Sys. Rev. 5 1/4% 4/1/2022                                           1,171,800
      250M   Buncombe County Solid Waste Sys. Rev. 5.6% 3/1/2011                                               257,613
      250M   Charlotte Storm Water Fee Rev. 5.65% 6/1/2010*                                                    277,500
      250M   Gastonia Combined Utilities Sys. Rev. 5 5/8% 5/1/2010*                                            274,375
      250M   Greensboro Enterprise Sys. Rev. 5% 6/1/2017                                                       266,562
             Greenville Combined Enterprise Sys. Revenue:
      250M      5 1/2% 9/1/2017                                                                                269,062
      250M      5 1/2% 9/1/2018                                                                                268,750
    1,000M   High Point Enterprise Sys. Rev. 5% 11/1/2024                                                    1,063,750
      250M   Kinston Enterprise Sys. Rev. 5.7% 4/1/2012                                                        258,265
      200M   North Carolina Eastern Municipal Pwr. Agy. Rev. 5.6% 1/1/2010                                     209,750
    1,000M   North Carolina Municipal Pwr. Agy. Rev. (Catawba Elec.) 5 1/4% 1/1/2018                         1,081,250
      650M   Puerto Rico Electric Pwr. Auth. Rev. 5 1/4% 7/1/2022                                              702,000
    1,140M   Shelby Enterprise Sys. Rev. 5% 5/1/2022                                                         1,206,975
             Union County Enterprise Sys. Revenue:
    1,110M      5% 6/1/2019                                                                                  1,183,537
    1,000M      5% 6/1/2029                                                                                  1,045,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            10,205,189
----------------------------------------------------------------------------------------------------------------------------------
             Other Revenue--1.5%
      250M   Cumberland County Finance Corp. Installment Pmt. Rev.
                (Detention Ctr. & Mental Hlth.) 5 5/8% 6/1/2017                                                270,000
      140M   Fayetteville Finance Corp. Inst. Municipal Bldg. Prog. 5.7% 2/1/2010                              144,031
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               414,031
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $25,164,439)                                               98.1%       26,351,622
Other Assets, Less Liabilities                                                                   1.9           498,418
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                     100.0%      $26,850,040
==================================================================================================================================

                                                                              Expiration     Notional       Unrealized
Interest Rate Swaps                                                                 Date       Amount     Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.338% with JPMorgan Chase Bank, N.A.                                  5/4/2010      $1,000M           $4,244
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.556% with Citibank, N.A.                                             8/1/2012       1,800M            2,303
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              $2,800M           $6,547
==================================================================================================================================

At September 30, 2005, the cost of municipal investments for federal income tax purposes was
$25,164,439.  Accumulated net unrealized appreciation on investments was $1,187,183, consisting of $1,198,756 gross unrealized appreciation and $11,573 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-OHIO FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------
 Principal
    Amount   Security                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--98.2%
             Education--13.7%
   $1,200M   Cincinnati State Tech. & Cmnty. College Gen. Receipts 5 1/4% 10/1/2020                         $1,305,000
    1,000M   Cuyahoga Cmnty. College Dist. Gen. Receipts 5% 12/1/2022                                        1,060,000
    1,000M   University Akron Gen. Receipts 6% 1/1/2010*                                                     1,117,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,482,500
----------------------------------------------------------------------------------------------------------------------------------
             General Obligations--70.2%
    1,000M   Adams County Valley Local School District 7% 12/1/2015                                          1,202,500
    1,000M   Akron-Summit County Public Library 5% 12/1/2018                                                 1,060,000
      800M   Avon Local School District 6 1/2% 12/1/2015                                                       969,000
    1,000M   Beaver Creek Local School District 6.6% 12/1/2015                                               1,218,750
      500M   Brecksville-Broadview Heights City School District
                6 1/2% 12/1/2016                                                                               529,375
    1,095M   Central Solid Waste Auth. 5% 12/1/2022                                                          1,163,438
    1,000M   Cleveland Municipal School District 5 1/4% 12/1/2023                                            1,083,750
    1,000M   Dublin City School Dist. Fac. Construction & Improvement
                5% 12/1/2021                                                                                 1,062,500
    1,135M   Eaton City School District 5 3/8% 12/1/2018                                                     1,252,756
    1,445M   Fairfield County 5% 12/1/2025                                                                   1,515,444
      700M   Garfield Heights 6.3% 12/1/2014                                                                   710,787
      655M   Jefferson County Jail Construction 5 3/4% 12/1/2019                                               772,900
    1,000M   Licking County Joint Voc. School District 5% 12/1/2020                                          1,057,500
    1,300M   Lorain 5 1/2% 12/1/2018                                                                         1,434,875
      250M   North Fork Local School District 5 3/4% 12/1/2018                                                 293,437
      350M   North Royalton City School District 6% 12/1/2009*                                                 394,188
    1,000M   Oakwood City School District 5% 12/1/2020                                                       1,065,000
      210M   Shaker Heights City School District 7.1% 12/15/2010                                               230,737
      750M   Youngstown 6% 12/1/2031                                                                           840,938
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            17,857,875
----------------------------------------------------------------------------------------------------------------------------------
             Health Care--2.1%
      500M   Lorain County Hosp. Rev. (Catholic Healthcare Partners)
                5 1/2% 9/1/2011                                                                                528,750
----------------------------------------------------------------------------------------------------------------------------------
             Utilities--3.5%
      100M   Hamilton Wastewater Rev. 5.9% 10/15/2006*                                                         104,048
      500M   Mahoning Valley Sanitary District Water Rev. 5 3/4% 11/15/2018                                    548,125
      230M   Ohio State Water Dev. Auth. Rev. Pure Water Series "I"
                7% 12/1/2009                                                                                   247,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               899,423
----------------------------------------------------------------------------------------------------------------------------------
             Other Revenue--8.7%
    1,000M   Hamilton County Sales Tax 5 3/4% 12/1/2013                                                      1,107,500
    1,000M   New Albany Cmnty. Auth. Dev. 5 1/2% 10/1/2015                                                   1,105,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,212,500
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $23,344,994)                                                98.2%      24,981,048
Other Assets, Less Liabilities                                                                    1.8          464,774
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                      100.0%     $25,445,822
==================================================================================================================================

                                                                              Expiration      Notional      Unrealized
Interest Rate Swap                                                                  Date        Amount    Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.684% with Citibank, N.A.                                             8/1/2015       $1,300M          $2,030
==================================================================================================================================

At September 30, 2005, the cost of municipal investments for federal income tax purposes was
$23,344,994.  Accumulated net unrealized appreciation on investments was $1,636,054, consisting entirely of gross unrealized appreciation.




Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-OREGON FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------



 Principal
    Amount   Security                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--97.5%
             Certificates of Participation--10.4%
             Oregon State Dept. of Administrative Services:
     $500M      5.65% 5/1/2007*                                                                               $525,625
      500M      5 1/4% 5/1/2017                                                                                543,125
    1,000M      5% 5/1/2021                                                                                  1,068,750
    1,020M      5% 5/1/2022                                                                                  1,079,925
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,217,425
----------------------------------------------------------------------------------------------------------------------------------
             Education--11.8%
      200M   Chemeketa Community College District 6.4% 7/1/2009                                                201,304
    1,250M   Oregon Health Sciences Univ. Rev. 5 1/4% 7/1/2022                                               1,346,875
             Oregon State Facs. Authority Rev.:
    1,000M      College in Student Housing Proj. 5% 7/1/2035                                                 1,038,750
    1,000M      Willamette Univ. Proj. 5 1/8% 10/1/2025                                                      1,072,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,659,429
----------------------------------------------------------------------------------------------------------------------------------
             General Obligations--50.8%
    1,000M   Benton and Linn Counties School District #509J (Corvallis)
                5% 6/1/2020                                                                                  1,062,500
      300M   Chemeketa Community College District 5.8% 6/1/2006*                                               305,715
             Clackamas County School District:
    1,000M      #62C (Oregon City) 5% 6/15/2020                                                              1,066,250
    1,000M      #86 (Canby) 5% 6/15/2020                                                                     1,066,250
    1,000M      #86 (Canby) 5% 6/15/2023                                                                     1,066,250
      455M   Columbia Gorge Community College 5% 6/15/2023                                                     483,437
    1,055M   Gresham 5 3/8% 6/1/2017                                                                         1,157,862
      635M   Jefferson County School District #509J 5 1/4% 6/15/2019                                           687,387
      245M   La Grande 5 5/8% 6/1/2011                                                                         249,373
             Linn County School District:
      250M      #9 (Lebanon) 6 1/8% 6/15/2010*                                                                 280,625
      435M      #55, 5 1/2% 6/15/2011*                                                                         482,306
       65M      #55, 5 1/2% 6/15/2025                                                                           70,688
    1,000M   Multnomah County Sch. Dist. #7 (Reynolds) 5% 6/1/2035                                           1,025,000
      760M   Polk Marion & Benton Counties School District #13J
                5 5/8% 6/15/2010*                                                                              836,950
    1,500M   Puerto Rico Commonwealth Pub. Improvement 5% 7/1/2024                                           1,586,250
             Southwestern Community College District:
      600M      6.05% 6/1/2010*                                                                                671,250
    1,000M      5% 6/1/2030                                                                                  1,048,750
      250M   Tillamook County 5.6% 1/15/2007*                                                                  258,438
      615M   Treasure Valley Community College 5% 6/1/2035                                                     641,138
      400M   Umatilla County School District #16R (Pendleton) 5 1/4% 7/1/2014                                  444,500
      520M   Wasco County School District #12, 5 1/2% 6/15/2018                                                595,400
      600M   Washington and Clackamas Counties School District #23 (Tigard)
                5 1/4% 6/1/2016                                                                                669,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            15,756,069
----------------------------------------------------------------------------------------------------------------------------------
             Transportation--2.9%
      500M   Portland Airport Way Urban Renewal & Redev. 6% 6/15/2016                                          553,750
      300M   Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.
                5 3/4% 7/1/2018                                                                                335,625
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               889,375
----------------------------------------------------------------------------------------------------------------------------------
             Utilities--15.9%
      440M   Columbia River Peoples Utility District Elec. Sys. 5.55% 12/1/2020                                476,850
      600M   Eugene Water Utility System 5.8% 8/1/2010*                                                        666,750
      250M   Marion County Solid Waste & Electric Rev. 5 3/8% 10/1/2008                                        255,767
      250M   Portland Gas Tax Rev. 5 3/4% 6/1/2006*                                                            254,680
      300M   Portland Sewer System Rev. Series "A" 5 1/4% 6/1/2020                                             325,125
             Puerto Rico Electric Power Authority:
      750M      5 1/8% 7/1/2026                                                                                798,750
      500M      5 1/4% 7/1/2029                                                                                537,500
      250M   Salem Water & Sewer Rev. 5 1/2% 6/1/2006*                                                         254,278
    1,000M   Sunrise Water Authority Water Rev. 5 1/4% 3/1/2024                                              1,082,500
      250M   Washington County Unified Sewer Agy. 5 3/4% 10/1/2012                                             284,063
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             4,936,263
----------------------------------------------------------------------------------------------------------------------------------
             Other Revenue--5.7%
      500M   Oregon State Administrative Services Lottery 5 3/4% 4/1/2009*                                     547,500
             Portland Urban Renewal & Redevelopment:
      405M      Oregon Conv. Ctr. Series "A" 5 1/2% 6/15/2020                                                  439,931
      700M      South Parks Blocks Series "A" 5 3/4% 6/15/2017                                                 772,625
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,760,056
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $29,055,263)                                                           30,218,617
----------------------------------------------------------------------------------------------------------------------------------
             SHORT-TERM TAX EXEMPT INVESTMENTS--.3%
      100M   Puerto Rico Commonwealth Govt. Dev. Bank
                Adjustable Rate Note 2.61%**  (cost $100,000)                                                  100,000
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $29,155,263)                                                 97.8%      30,318,617
Other Assets, Less Liabilities                                                                     2.2          698,599
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                       100.0%     $31,017,216
==================================================================================================================================

                                                                               Expiration      Notional      Unrealized
Interest Rate Swaps                                                                  Date        Amount    Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.338% with JPMorgan Chase Bank, N.A.                                  5/4/2010        $1,000M          $4,245
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.684% with Citibank, N.A.                                             8/1/2015         3,000M           4,684
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                $4,000M          $8,929
==================================================================================================================================

At September 30, 2005, the cost of municipal investments for federal income tax purposes was $29,155,263. Accumulated net unrealized appreciation on investments was $1,163,354, consisting of $1,179,667 gross unrealized appreciation and $16,313 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-PENNSYLVANIA FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------
 Principal
    Amount   Security                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--98.4%
             Education--16.2%
   $1,000M   Pennsylvania State Higher Educ. Assistance Agy.
                6 1/8% 12/15/2010*                                                                          $1,133,750
    1,410M   Pennsylvania State Higher Educ. Facs. Authority
                5 1/2% 6/15/2014                                                                             1,529,850
             State Public School Bldg. Auth. Revenue:
    2,000M      Colonial 5% 5/15/2026                                                                        2,105,000
      500M      Delaware Cnty. Cmnty. College Proj. 5 3/4% 10/1/2010*                                          551,250
    1,000M      Northampton Cnty. Area Series "A" 5% 3/1/2020                                                1,066,250
    1,265M      Richland School District 5% 11/15/2022                                                       1,339,319
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             7,725,419
----------------------------------------------------------------------------------------------------------------------------------
             General Obligations--31.5%
      350M   Ambridge Area Sch. Dist. Series "B" 5 1/8% 11/1/2012*                                             384,562
    1,000M   Bristol Boro School District 5 1/4% 3/1/2031                                                    1,082,500
    1,000M   Chambersburg School District 5% 3/1/2024                                                        1,050,000
    1,000M   Cheltenham Township 5% 1/1/2025                                                                 1,061,250
    1,000M   General McLane School District 5 3/4% 5/15/2007*                                                1,045,000
    1,190M   Jim Thorpe School District 5% 3/15/2027                                                         1,250,988
    1,065M   Mifflin County 5 1/2% 9/1/2020                                                                  1,156,856
    1,000M   Northern Tioga School District 5% 3/1/2021                                                      1,060,000
    1,365M   Owen J. Roberts School District 5 1/2% 8/15/2016                                                1,508,325
             Pennsbury School District:
    1,000M      5 1/2% 1/15/2017                                                                             1,101,250
    1,085M      5% 8/1/2025                                                                                  1,146,031
      385M   Philadelphia 6% 11/15/2014                                                                        390,359
    1,180M   Philadelphia School District 6% 3/1/2010*                                                       1,309,800
    1,360M   Pittsburgh 5 1/2% 9/1/2014                                                                      1,490,900
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            15,037,821
----------------------------------------------------------------------------------------------------------------------------------
             Health Care--13.4%
             Allegheny County Hospital Development Authority:
    1,000M      Allegheny General Hospital Proj. 6.2% 9/1/2007*                                              1,060,000
                Health Center - University of Pittsburgh:
    1,000M         5.6% 4/1/2013                                                                             1,051,250
    1,000M         5.65% 4/1/2014                                                                            1,052,500
    1,000M   Berks County Municipal Auth. Hosp. (Reading Hosp. Med. Ctr.)
                5.7% 10/1/2014                                                                               1,136,250
    1,000M   Dauphin Cnty. Gen. Hlth. Sys. (Pinnacle Hlth. Sys.)
                5 1/2% 5/15/2013                                                                             1,042,500
    1,000M   Pennsylvania State Higher Educ. Facs. Auth. Hlth. Svcs.
                5.7% 11/15/2011 (Defaulted)                                                                  1,081,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             6,423,750
----------------------------------------------------------------------------------------------------------------------------------
             Transportation--6.8%
    1,620M   Allegheny County Port. Auth. Spl. Rev. 5 1/4% 3/1/2020                                          1,733,400
    1,375M   Pennsylvania State Turnpike Comm. Tpk. Rev. 5 1/4% 12/1/2022                                    1,500,469
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             3,233,869
----------------------------------------------------------------------------------------------------------------------------------
             Utilities--16.9%
    1,325M   Bucks County Water & Sewer Auth. Rev. 5 3/8% 6/1/2019                                           1,440,938
    1,000M   Delaware Cnty. Regl. Wtr. Quality Cntl. Auth. Swr. Rev. 5% 5/1/2025                             1,055,000
    1,000M   Erie Sewer Authority Rev. 5 7/8% 6/1/2010*                                                      1,111,250
    1,000M   New Castle Sanitation Auth. Swr. 5% 6/1/2024                                                    1,051,250
    2,950M   Pittsburgh Water & Sewer Auth. Rev. 6 1/2% 9/1/2013                                             3,436,750
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             8,095,188
----------------------------------------------------------------------------------------------------------------------------------
             Other Revenue--13.6%
             Philadelphia Auth. Indl. Dev. Lease Revenue:
    1,000M      5 1/2% 10/1/2014                                                                             1,098,750
    1,000M      5 1/2% 10/1/2016                                                                             1,092,500
    1,000M   Philadelphia Housing Auth. Rev. Bonds Series "A" 5 1/2% 12/1/2019                               1,112,500
             Philadelphia Redev. Neighborhood Transformation Series "A":
    1,000M      5 1/2% 4/15/2016                                                                             1,100,000
    1,000M      5 1/2% 4/15/2019                                                                             1,096,250
    1,000M   Washington County Indl. Dev. Auth. (West Penn Pwr. Co.) 6.05% 4/1/2014                          1,022,690
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             6,522,690
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $44,258,474)                                                 98.4%     47,038,737
Other Assets, Less Liabilities                                                                     1.6         761,785
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                       100.0%    $47,800,522
==================================================================================================================================

                                                                              Expiration       Notional     Unrealized
Interest Rate Swaps                                                                 Date         Amount   Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.338% with JPMorgan Chase Bank, N.A.                                  5/4/2010        $2,500M        $10,611
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.556% with Citibank, N.A.                                             8/1/2012         3,300M          4,222
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                $5,800M        $14,833
==================================================================================================================================

At September 30, 2005, the cost of municipal investments for federal income tax purposes was
$44,258,474.  Accumulated net unrealized appreciation on investments was $2,780,263, consisting of $2,789,112 gross unrealized appreciation and $8,849 gross unrealized depreciation.



Portfolio of Investments (unaudited)
First Investors Multi-State Insured Tax Free Fund-VIRGINIA FUND
September 30, 2005

----------------------------------------------------------------------------------------------------------------------------------
 Principal
    Amount   Security                                                                                            Value
----------------------------------------------------------------------------------------------------------------------------------
             MUNICIPAL BONDS--98.6%
             Education--3.2%
   $1,000M   Virginia College Building Auth. Educ. Facs. Rev. 5 1/4%  2/1/2017                              $1,081,250
----------------------------------------------------------------------------------------------------------------------------------
             General Obligations--27.1%
    1,000M   Hampton 5 3/4% 2/1/2010*                                                                        1,117,500
    1,065M   Harrisonburg Public Safety & Steam Plant Series "A"
                5% 7/15/2020                                                                                 1,136,888
    1,000M   Lunenburg County Series "B" 5 1/4% 2/1/2029                                                     1,070,000
             Norfolk:
    1,730M      5% 7/1/2020                                                                                  1,833,800
    1,100M      5% 7/1/2021                                                                                  1,164,625
             Richmond:
      750M      5 3/8% 1/15/2010*                                                                              820,312
    1,000M      5 1/2% 1/15/2017                                                                             1,093,750
    1,000M   Roanoke Public Impt. Series "A" 5 1/4% 10/1/2020                                                1,100,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             9,336,875
----------------------------------------------------------------------------------------------------------------------------------
             Health Care--8.3%
             Roanoke Industrial Development Authority:
    1,000M      Carilion Health Sys. Series "A" 5 1/2% 7/1/2021                                              1,090,000
    1,500M      Roanoke Memorial Hosp. Proj. 6 1/8% 7/1/2017                                                 1,786,875
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,876,875
----------------------------------------------------------------------------------------------------------------------------------
             Transportation--12.5%
             Metropolitan Washington DC Airport Auth. System:
      930M      Series "B" 5.1% 10/1/2021                                                                      984,638
      500M      Series "B" 5 1/8% 10/1/2022                                                                    529,375
    1,585M   Norfolk Airport Auth. 5 3/8% 7/1/2015                                                           1,723,688
    1,000M   Puerto Rico Commwlth. Hwy. & Trans. Auth. Rev. Series "J"
                5% 7/1/2020                                                                                  1,072,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             4,310,201
----------------------------------------------------------------------------------------------------------------------------------
             Utilities--17.5%
    1,065M   Bristol Utility Sys. Rev. 5 3/4% 7/15/2015                                                      1,231,406
    1,000M   Norfolk Water Rev. 5 7/8% 11/1/2015                                                             1,036,180
      500M   Powhatan Cnty. Econ. Dev. Auth. Lease Rev. 5 1/8% 7/15/2018                                       538,750
             Puerto Rico Electric Power Authority:
    1,000M      5 3/8%  7/1/2017                                                                             1,101,250
    1,000M      Series "II" 5 1/4% 7/1/2022                                                                  1,080,000
    1,000M   Virginia Beach Water & Sewer Rev. 5% 10/1/2018                                                  1,057,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             6,045,086
----------------------------------------------------------------------------------------------------------------------------------
             Other Revenue--30.0%
    1,000M   Culpeper Indl. Dev. Auth. Lease Rev. 5% 1/1/2022                                                1,058,750
    1,000M   Dinwiddie Cnty. Indl. Dev. Auth. Lease Rev. Series "B"
                5% 2/15/2024                                                                                 1,052,500
    1,130M   Front Royal & Warren Cnty. Indl. Dev. Auth. Lease Rev.
                5% 4/1/2022                                                                                  1,196,387
    1,000M   Gloucester County Indl. Dev. Auth. (Courthouse Proj.)
                5 3/8% 11/1/2020                                                                             1,078,750
      500M   Henrico County Econ. Dev. Auth. (Regional Jail Proj.)
                5 5/8% 11/1/2015                                                                               550,625
    1,000M   Middlesex County Indl. Dev. Auth. Lease Rev. 5 1/8% 8/1/2023                                    1,072,500
    1,000M   Montgomery County Indl. Dev. Auth. Series "C" 6% 1/15/2011*                                     1,136,250
             Southwest Regional Jail Authority Revenue:
    1,000M      5 1/8% 9/1/2021                                                                              1,068,750
    1,020M      5 1/8% 9/1/2022                                                                              1,087,575
    1,010M   Virginia State Res. Auth. Infrastructure Rev. Series "B"
                5 1/2% 5/1/2018                                                                              1,095,850
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            10,397,937
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $32,001,712)                                                           34,048,224
----------------------------------------------------------------------------------------------------------------------------------
             SHORT-TERM TAX EXEMPT INVESTMENTS--.3%
      100M   Puerto Rico Commonwealth Govt. Dev. Bank
                Adjustable Rate Note 2.61%**  (cost $100,000)                                                  100,000
----------------------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $32,101,712)                                           98.9%     34,148,224
Other Assets, Less Liabilities                                                                     1.1         382,349
----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                       100.0%    $34,530,573
==================================================================================================================================

                                                                              Expiration       Notional     Unrealized
Interest Rate Swap                                                                  Date         Amount   Appreciation
----------------------------------------------------------------------------------------------------------------------------------
Receive quarterly a floating rate based on the
BMA Index and pay quarterly a fixed rate
equal to 3.556% with Citibank, N.A.                                             8/1/2012        $4,600M         $5,885
==================================================================================================================================

At September 30, 2005, the cost of municipal investments for federal income tax purposes was
$32,101,712.  Accumulated net unrealized appreciation on investments was $2,046,512, consisting of $2,061,661 gross unrealized appreciation and $15,149 gross unrealized depreciation.


FOOTNOTES

   * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

  ** Interest rates are determined and reset periodically by the issuer and are the rates in effect at September 30, 2005.

 *** Inverse floating rate security (see Note 2). The interest rates are reset weekly by the issuer and are the rates in effect at September 30, 2005.

**** Municipal Bonds which have an irrevocable mandatory put by the issuer are shown maturing at the put date.

Summary of Abbreviations:
     AMBAC American Municipal Bond Assurance Corporation
     CO    Corporate Obligor
     COP   Certificate of Participation
     FGIC  Financial Guaranty Insurance Company
     FSA   Financial Security Assurance
     GO    General Obligation
     LOC   Letter of Credit
     MBIA  Municipal Bond Investors Assurance Insurance Corporation
     VR    Variable Rate Securities

1. Security valuation--The Tax-Exempt Money Market Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

The municipal securities in which the other Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the applicable Fund's Board of Directors/Trustees ("the Board"). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. The swap agreements held by the Funds, other than the Tax-Exempt Money Market Fund, are valued by a pricing service. The pricing service determines prices by calculating the market rate or new par swap rate. The difference between the original fixed rate and the new par swap rate is the basis for calculating the swap's value. If prices are not available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. "When-issued securities" are reflected in the assets of the Funds as of the date the securities are purchased.

Under normal circumstances, each of the Funds, other than the Tax-Exempt Money Market Fund, invests at least 80% of its assets in municipal bonds and municipal securities that are insured as to payment of principal and interest under insurance policies written by independent insurance companies. When an issuer has not provided insurance, the Fund will obtain insurance from AMBAC Indemnity Corporation. The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, it is the Funds' policy to value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

2. Derivatives--The Funds, other than the Tax-Exempt Money Market Fund, may invest in derivatives such as inverse floating rate securities and interest rate swap agreements ("swaps") for the purpose of managing their exposure to interest rate risk. Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise. Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swaps are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract's terms and the possible lack of liquidity with respect to the swap agreements. The swap agreements open as of September 30, 2005, are presented following each Fund's Portfolio of Investments.

Item 2.  Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


Item 3.  Exhibits

(a) 	Certifications required by Rule 30a-2(a) under the Investment
	Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

			  SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax-Exempt Money Market Fund, Inc.
First Investors Series Fund
First Investors Insured Tax Exempt Fund, Inc.
First Investors Insured Tax Exempt Fund II
First Investors Multi-State Insured Tax Free Fund
First Investors New York Insured Tax Free Fund, Inc.

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  November 29, 2005


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  November 29, 2005